Nuveen Minnesota Intermediate Municipal Bond Fund
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.1%
	MUNICIPAL BONDS – 97.1%
	Education and Civic Organizations – 15.9%
	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A:
$425	3.000%, 8/01/23	No Opt. Call	BB+	$430,691
720	3.500%, 8/01/25	No Opt. Call	BB+	744,984
130	4.000%, 8/01/28	8/26 at 100.00	BB+	137,138
1,000	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A, 5.000%, 7/01/36	7/24 at 102.00	N/R	1,064,100
100	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A, 5.000%, 7/01/31	7/24 at 102.00	N/R	107,529
210	City of Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and Science Academy Building Company, Series 2012A, 5.000%, 12/01/27	12/20 at 102.00	BBB-	215,922
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A:
190	5.000%, 7/01/30	7/25 at 100.00	BB+	207,678
710	5.250%, 7/01/37	7/25 at 100.00	BB+	772,317
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2016A:
200	4.000%, 7/01/22	No Opt. Call	BB+	205,728
465	4.000%, 7/01/23	No Opt. Call	BB+	483,674
300	4.000%, 7/01/24	No Opt. Call	BB+	314,874
135	4.000%, 7/01/25	No Opt. Call	BB+	142,644
130	4.000%, 7/01/26	7/25 at 100.00	BB+	136,938
300	4.000%, 7/01/27	7/25 at 100.00	BB+	314,490
370	4.000%, 7/01/28	7/25 at 100.00	BB+	386,850
245	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills Preparatory Academy Project, Series 2017A, 4.375%, 10/01/27	10/24 at 100.00	N/R	252,891
645	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 5.500%, 8/01/36	8/22 at 102.00	BB+	679,495
	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A:
1,010	4.500%, 7/01/26	No Opt. Call	N/R	1,053,056
40	5.000%, 7/01/36	7/26 at 100.00	N/R	41,262
1,820	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 4.000%, 11/01/26	No Opt. Call	BB	1,892,691

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A:
$1,000	4.750%, 7/01/31	7/26 at 100.00	N/R	$1,027,610
500	5.000%, 7/01/36	7/26 at 100.00	N/R	509,070
1,350	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 5.000%, 7/01/31	7/24 at 102.00	N/R	1,440,045
1,405	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A, 5.000%, 12/01/32, 144A	12/27 at 100.00	N/R	1,517,316
1,330	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 6.000%, 7/01/33	7/23 at 100.00	BB+	1,431,439
315	Minneapolis, Minnesota, Revenue Bonds, Blake School Project, Refunding Series 2010, 4.000%, 9/01/21	10/20 at 100.00	A2	315,939
1,040	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Refunding Series 2015, 4.000%, 12/01/28	12/24 at 100.00	Aa1	1,177,977
500	Minneapolis, Minnesota, Revenue Bonds, YMCA of Greater Twin Cities Project, Series 2016, 3.000%, 6/01/21	No Opt. Call	Baa1	508,400
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2017:
2,800	5.000%, 5/01/32	5/27 at 100.00	BBB-	3,098,536
405	5.000%, 5/01/37	5/27 at 100.00	BBB-	439,980
1,600	Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College, Refunding Series 2017, 4.000%, 3/01/33	3/27 at 100.00	Aa2	1,859,984
	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of Saint Scholastica, Inc, Refunding Series 2019:
100	3.000%, 12/01/22	No Opt. Call	Baa2	102,830
140	3.000%, 12/01/23	No Opt. Call	Baa2	145,177
105	4.000%, 12/01/24	No Opt. Call	Baa2	113,846
	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St Scholastica, Inc, Series 2012-7R:
200	4.000%, 12/01/20	No Opt. Call	Baa2	200,910
310	3.375%, 12/01/22	No Opt. Call	Baa2	321,327
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2013-7W:
350	4.000%, 10/01/21	No Opt. Call	A3	357,668
250	5.000%, 10/01/22	No Opt. Call	A3	267,190
500	5.000%, 10/01/23	No Opt. Call	A3	550,000
1,000	4.250%, 10/01/28	10/23 at 100.00	A3	1,073,970
1,250	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Series 201528J, 3.250%, 3/01/29	3/25 at 100.00	Aa3	1,362,662
1,235	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2018A, 5.000%, 10/01/31	10/28 at 100.00	Baa1	1,456,349
700	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John's University, Series 2015-8I, 3.375%, 10/01/30	10/25 at 100.00	A2	744,800

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series 2015-8-G:
$1,220	5.000%, 12/01/26	12/25 at 100.00	A1	$1,466,355
1,000	5.000%, 12/01/28	12/25 at 100.00	A1	1,191,240
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2013-7U:
2,000	4.000%, 4/01/25	4/23 at 100.00	A2	2,143,960
775	4.000%, 4/01/26	4/23 at 100.00	A2	828,545
300	4.000%, 4/01/27	4/23 at 100.00	A2	319,896
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2017A:
750	4.000%, 10/01/34	10/27 at 100.00	A2	839,445
525	4.000%, 10/01/35	10/27 at 100.00	A2	585,480
450	4.000%, 10/01/36	10/27 at 100.00	A2	500,103
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2019:
400	5.000%, 10/01/27	No Opt. Call	A2	496,144
1,000	4.000%, 10/01/31	10/29 at 100.00	A2	1,176,840
450	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, 2020 Senior Series, 5.000%, 11/01/26 (AMT)	No Opt. Call	AA	545,085
705	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, Senior Series 2018, 5.000%, 11/01/26 (AMT)	No Opt. Call	AA	853,966
	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2011A:
1,515	4.250%, 10/01/24	10/21 at 100.00	AA-	1,576,130
880	4.375%, 10/01/25	10/21 at 100.00	AA-	915,878
905	4.500%, 10/01/26	10/21 at 100.00	AA-	941,833
1,185	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2015A, 3.000%, 10/01/26	4/25 at 100.00	AA-	1,307,008
	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016:
980	4.000%, 12/01/30	12/25 at 100.00	Baa1	1,039,672
1,060	4.000%, 12/01/32	12/25 at 100.00	Baa1	1,115,851
935	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	BB-	961,217
560	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Refunding Series 2013A, 5.000%, 12/01/26	12/21 at 100.00	BBB-	581,734
680	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck, Saint Mary's School Project, Series 2015, 5.000%, 8/01/22, 144A	No Opt. Call	BB	695,694
70	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/36 (4)	4/26 at 100.00	N/R	47,600
710	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A, 5.500%, 7/01/38, 144A	7/27 at 100.00	N/R	769,974

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$2,005	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A, 5.250%, 9/01/31	9/26 at 100.00	BB+	$2,229,981
200	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A, 5.000%, 6/15/38, 144A	6/25 at 100.00	N/R	207,562
320	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2011A, 5.700%, 9/01/21	No Opt. Call	BBB-	327,098
200	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.000%, 9/01/31	9/24 at 102.00	BBB-	213,028
885	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	BB	933,020
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A:
150	4.000%, 7/01/23	No Opt. Call	BB+	154,249
700	5.000%, 7/01/33	7/23 at 100.00	BB+	732,452
260	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter School Project, Series 2013A, 4.000%, 3/01/28	3/23 at 100.00	BB	262,959
2,395	Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Minnesota Public Radio Project, Refunding Series 2010, 5.000%, 12/01/25	12/20 at 100.00	A2	2,420,435
2,770	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 5.000%, 10/01/36	10/26 at 100.00	N/R	2,857,726
250	University of Minnesota, General Obligation Bonds, Refunding Series 2017B, 5.000%, 12/01/21	No Opt. Call	Aa1	264,940
	University of Minnesota, General Obligation Bonds, Series 2014B:
1,000	4.000%, 1/01/31	1/24 at 100.00	Aa1	1,098,300
1,000	4.000%, 1/01/32	1/24 at 100.00	Aa1	1,095,360
1,000	4.000%, 1/01/34	1/24 at 100.00	Aa1	1,090,300
	University of Minnesota, General Obligation Bonds, Series 2019A:
1,310	5.000%, 4/01/29	No Opt. Call	Aa1	1,754,732
1,890	5.000%, 4/01/30	4/29 at 100.00	Aa1	2,515,855
	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016:
175	3.750%, 6/01/26	6/24 at 100.00	N/R	174,813
10	4.500%, 6/01/36	6/24 at 100.00	N/R	9,757
63,105	Total Education and Civic Organizations			68,850,194
	Health Care – 14.0%
3,370	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Refunding Series 2016, 4.000%, 3/01/29	3/26 at 100.00	N/R	3,557,810

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2017:
$1,140	4.000%, 4/01/29	4/27 at 100.00	BBB	$1,302,359
1,040	4.000%, 4/01/32	4/27 at 100.00	BBB	1,154,670
1,150	Crookston, Minnesota, Health Care Facilities Revenue Bonds, RiverView Health Project, Refunding Series 2017A, 4.000%, 5/01/32	5/25 at 100.00	N/R	1,150,448
1,045	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A, 5.000%, 2/15/33	2/28 at 100.00	A-	1,242,400
	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2013:
100	4.000%, 4/01/21	No Opt. Call	BBB	101,785
660	4.000%, 4/01/25	4/22 at 100.00	BBB	689,799
400	4.000%, 4/01/26	4/22 at 100.00	BBB	417,356
2,000	Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health Care, Series 2015, 5.000%, 9/01/28	9/25 at 100.00	Baa1	2,288,620
	Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North Memorial Health Care, Series 2017:
495	5.000%, 5/01/31	5/27 at 100.00	Baa1	578,507
405	5.000%, 5/01/32	5/27 at 100.00	Baa1	470,849
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A:
1,190	5.000%, 11/15/28	11/25 at 100.00	A+	1,411,971
1,100	5.000%, 11/15/29	11/25 at 100.00	A+	1,300,101
1,000	5.000%, 11/15/30	11/25 at 100.00	A+	1,174,410
2,000	5.000%, 11/15/32	11/25 at 100.00	A+	2,329,820
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2018A:
3,390	5.000%, 11/15/35	11/28 at 100.00	A+	4,202,413
2,100	5.000%, 11/15/36	11/28 at 100.00	A+	2,593,500
500	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2017A, 5.000%, 11/15/29	5/27 at 100.00	AA-	621,435
100	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2019, 5.000%, 11/15/26	No Opt. Call	AA-	124,664
	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Refunding Series 2013A:
275	4.000%, 12/01/25	12/20 at 100.00	N/R	269,935
250	4.050%, 12/01/26	12/20 at 100.00	N/R	241,988
250	4.150%, 12/01/27	12/20 at 100.00	N/R	240,180
750	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Series 2013C, 5.400%, 12/01/33	12/20 at 100.00	N/R	750,255

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Refunding Series 2016B:
$2,350	5.000%, 11/15/29	No Opt. Call	AA	$3,138,942
1,000	5.000%, 11/15/33	No Opt. Call	AA	1,414,870
1,375	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2011, 4.500%, 11/15/38 (Mandatory Put 11/15/21)	No Opt. Call	N/R	1,428,157
	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013:
940	3.000%, 7/01/25	7/23 at 100.00	A	994,229
515	3.250%, 7/01/26	7/23 at 100.00	A	546,477
80	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 4.250%, 5/01/21	10/20 at 100.00	AA-	80,232
295	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/24	No Opt. Call	AA-	339,598
1,895	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2016A, 5.000%, 5/01/27	5/26 at 100.00	AA-	2,298,313
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A:
3,495	5.000%, 7/01/28	7/25 at 100.00	A	4,089,989
1,550	5.000%, 7/01/30	7/25 at 100.00	A	1,796,295
4,500	5.000%, 7/01/32	7/25 at 100.00	A	5,175,540
1,155	4.000%, 7/01/35	7/25 at 100.00	A	1,257,102
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A:
940	5.000%, 11/15/28	11/27 at 100.00	A+	1,179,709
1,000	5.000%, 11/15/34	11/27 at 100.00	A+	1,216,690
1,745	4.000%, 11/15/35	11/27 at 100.00	A+	1,979,388
625	4.000%, 11/15/36	11/27 at 100.00	A+	706,525
1,305	4.000%, 11/15/37	11/27 at 100.00	A+	1,471,166
	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Refunding Series 2014:
1,200	5.000%, 9/01/27	9/24 at 100.00	A	1,369,824
1,140	5.000%, 9/01/29	9/24 at 100.00	A	1,287,744
	Winona, Minnesota, Health Care Facilities Revenue Bonds, Winona Health Obligated Group, Refunding Series 2012:
485	4.500%, 7/01/24	7/21 at 100.00	BBB	497,814
260	5.000%, 7/01/34	7/21 at 100.00	BBB	265,793
52,560	Total Health Care			60,749,672
	Housing/Multifamily – 0.1%
500	Anoka Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, Woodland Park Apartments Project, Series 2011A, 5.000%, 4/01/27	10/20 at 100.00	Aaa	501,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family – 1.4%
$270	Dakota County Community Development Agency, Minnesota, Single Family Mortgage Revenue Bonds, Mortgage Backed Securities Program, Series 2011A, 4.400%, 12/01/26	12/20 at 100.00	AA+	$271,601
380	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011D, 4.375%, 7/01/26	7/21 at 100.00	Aaa	389,606
310	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2012A, 3.750%, 7/01/22 (AMT)	1/22 at 100.00	AA+	321,238
95	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2012C, 3.750%, 1/01/22 (AMT)	No Opt. Call	AA+	98,451
195	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2014C, 3.100%, 7/01/26	7/24 at 100.00	AA+	198,504
100	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015F, 3.300%, 7/01/29	7/25 at 100.00	AA+	109,646
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017A:
30	1.750%, 7/01/21 (AMT)	No Opt. Call	AA+	30,250
445	3.200%, 7/01/30 (AMT)	1/27 at 100.00	AA+	454,981
410	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017D, 3.300%, 1/01/30 (AMT)	1/27 at 100.00	AA+	449,811
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2018A:
505	3.500%, 7/01/28 (AMT)	7/27 at 100.00	AA+	538,098
400	3.625%, 7/01/32 (AMT)	7/27 at 100.00	AA+	420,240
390	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2019B, 3.300%, 7/01/33	7/28 at 100.00	AA+	431,925
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020A:
600	1.300%, 7/01/22 (AMT)	No Opt. Call	AA+	607,302
425	1.350%, 7/01/23 (AMT)	No Opt. Call	AA+	432,625
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020E:
890	1.850%, 1/01/29	No Opt. Call	AA+	925,493
525	1.900%, 7/01/29	No Opt. Call	AA+	547,465
5,970	Total Housing/Single Family			6,227,236
	Industrials – 0.4%
1,000	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2013-1, 4.000%, 6/01/28	6/21 at 100.00	A+	1,022,270
705	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2010-2A, 4.625%, 12/01/20	No Opt. Call	A+	712,649
1,705	Total Industrials			1,734,919
	Long-Term Care – 9.4%
1,000	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2014, 5.000%, 11/01/25	11/24 at 100.00	Baa1	1,139,330

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley Care Center Project, Refunding Series 2019:
$100	4.000%, 9/01/29	9/26 at 102.00	N/R	$94,140
100	4.000%, 9/01/30	9/26 at 102.00	N/R	93,028
100	4.000%, 9/01/31	9/26 at 102.00	N/R	91,778
100	4.000%, 9/01/32	9/26 at 102.00	N/R	90,386
155	4.000%, 9/01/33	9/26 at 102.00	N/R	137,855
100	4.000%, 9/01/34	9/26 at 102.00	N/R	86,997
815	Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Series 2013B, 6.000%, 8/01/33	8/23 at 100.00	N/R	864,682
1,110	City of Minneapolis, Minnesota, Senior Housing and Healthcare Facilities Revenue Bonds, Walker Minneapolis Campus Project, Series 2015, 4.625%, 11/15/31	11/22 at 100.00	N/R	1,027,727
325	City of Vergas, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Refunding Series 2016, 4.000%, 8/01/31	8/24 at 100.00	N/R	325,107
235	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc, Refunding Series 2017, 4.450%, 3/01/31	3/22 at 101.00	N/R	233,832
200	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc, Refunding Series 2018, 4.500%, 9/01/33	9/23 at 100.00	N/R	196,714
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc, Refunding Series 2015:
1,000	4.600%, 1/01/27	1/23 at 100.00	N/R	961,140
500	5.000%, 1/01/34	1/23 at 100.00	N/R	455,375
	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A:
2,385	3.875%, 8/01/29, 144A	8/22 at 100.00	N/R	2,439,140
1,100	5.000%, 8/01/36, 144A	8/22 at 100.00	N/R	1,141,217
500	Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of Lonsdale, LLC Project, Series 2019, 4.200%, 5/01/35	5/24 at 101.00	N/R	487,140
1,435	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen, Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	10/20 at 100.00	N/R	1,435,789
200	Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds, Haven Homes, Inc Project, Series 2019, 4.000%, 7/01/32	7/25 at 102.00	N/R	197,024
100	Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton Community Home, Refunding Series 2019, 3.750%, 5/01/34	5/24 at 101.00	N/R	86,916
	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012:
1,400	5.000%, 11/15/24	11/22 at 100.00	N/R	1,401,050
1,650	4.750%, 11/15/28	11/22 at 100.00	N/R	1,584,825
	Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen, Abiitan Mill City Project, Series 2015:
425	4.750%, 11/01/28	5/23 at 100.00	N/R	426,874
750	5.250%, 11/01/45	5/23 at 100.00	N/R	751,605

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington Health Services Project, Refunding Series 2019:
$190	2.900%, 8/01/23	No Opt. Call	N/R	$183,439
100	3.100%, 8/01/25	8/24 at 101.00	N/R	94,989
380	North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens Project, Refunding Series 2016, 4.000%, 10/01/24	No Opt. Call	N/R	398,510
	Rochester, Minnesota, Health Care and Housing Revenue Bonds, Samaritan Bethany, Inc Project, Refunding Series 2017A:
775	3.875%, 8/01/26	8/25 at 100.00	N/R	786,594
805	4.000%, 8/01/27	8/25 at 100.00	N/R	819,361
2,000	4.000%, 8/01/30	8/25 at 100.00	N/R	2,018,620
405	Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds, Woodcrest of Country Manor Project, Series 2019 A, 4.000%, 7/01/33	7/24 at 102.00	N/R	367,319
1,000	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016B, 4.350%, 6/01/36	6/26 at 100.00	N/R	941,110
2,760	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Series 2013, 5.000%, 5/01/33	5/23 at 100.00	N/R	2,731,765
625	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Refunding Series 2012A, 4.000%, 11/01/22	11/20 at 100.00	N/R	625,019
	Saint Paul Park, Minnesota, Health Facilities Revenue Bonds, Presbyterian Homes Interlude Transitional Care Projects, Refunding Series 2018:
510	4.200%, 5/01/33	5/23 at 102.00	N/R	535,097
1,940	4.750%, 5/01/38	5/23 at 102.00	N/R	2,058,456
	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017:
500	3.250%, 9/01/26	9/24 at 100.00	N/R	507,695
550	3.700%, 9/01/28	9/24 at 100.00	N/R	564,608
350	3.800%, 9/01/29	9/24 at 100.00	N/R	359,408
565	3.900%, 9/01/30	9/24 at 100.00	N/R	580,583
320	4.125%, 9/01/34	9/24 at 100.00	N/R	328,362
2,000	Saint Paul Port Authority, Minnesota, Revenue Bonds, Amherst H Wilder Foundation Project, Series 2010-3, 5.000%, 12/01/24	12/20 at 100.00	Baa2	2,011,600
1,020	Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds, Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/27	9/22 at 100.00	N/R	1,037,187
1,590	Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor Campus LLC Project, Refunding Series 2017, 5.000%, 9/01/27	No Opt. Call	N/R	1,650,802
	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013:
180	5.000%, 1/01/21	No Opt. Call	N/R	180,419
2,395	5.125%, 1/01/39	1/23 at 100.00	N/R	2,362,620

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth Health Services Project, Refunding Series 2020:
$100	2.350%, 3/01/21	No Opt. Call	N/R	$99,443
100	2.450%, 3/01/23	No Opt. Call	N/R	97,463
120	2.700%, 3/01/26	3/25 at 101.00	N/R	113,736
335	2.950%, 3/01/28	3/25 at 101.00	N/R	310,964
	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019:
175	3.000%, 8/01/27	8/24 at 102.00	N/R	169,559
300	3.125%, 8/01/28	8/24 at 102.00	N/R	292,479
300	3.250%, 8/01/29	8/24 at 102.00	N/R	293,619
225	3.375%, 8/01/30	8/24 at 102.00	N/R	220,991
600	5.000%, 8/01/31	8/24 at 102.00	N/R	639,918
450	5.000%, 8/01/32	8/24 at 102.00	N/R	478,746
250	5.000%, 8/01/33	8/24 at 102.00	N/R	265,593
555	5.000%, 8/01/34	8/24 at 102.00	N/R	589,404
250	5.000%, 8/01/35	8/24 at 102.00	N/R	265,310
40,505	Total Long-Term Care			40,730,459
	Tax Obligation/General – 31.6%
2,000	Alexandria Independent School District 206, Douglas County, Minnesota, General Obligation Bonds, Refunding School Building Series 2017A, 5.000%, 2/01/30	2/28 at 100.00	Aa2	2,587,800
1,475	Anoka-Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/34	2/28 at 100.00	AAA	1,640,923
1,165	Barnesville Independent School District 146 Public Schools, Clay, Otter Tail and Wilkin Counties, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/31	2/28 at 100.00	Aa2	1,393,119
	Belgrade Brooten Elrosa Public Schools Independent School District 2364, Minnesota, General Obligation Bonds, School Building Series 2020A:
400	3.000%, 2/01/28	2/26 at 100.00	Aa2	443,968
280	3.000%, 2/01/29	2/26 at 100.00	Aa2	308,986
1,405	Benson Independent School District 777, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/32	2/27 at 100.00	AAA	1,644,763
1,385	Bloomington Independent School District 271, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance, Series 2020A, 2.000%, 2/01/27	No Opt. Call	AAA	1,496,742
320	Blue Earth Area Schools Independent School District 2860, Minnesota, General Obligation Bonds, Refunding Series 2019A, 4.000%, 2/01/26	No Opt. Call	Aa2	375,674
1,565	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018C, 5.000%, 2/01/27	2/26 at 100.00	AAA	1,923,041
	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, School Building Series 2018A:
3,280	4.000%, 2/01/30	2/27 at 100.00	AAA	3,904,643
1,000	4.000%, 2/01/33	2/27 at 100.00	AAA	1,164,890

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Brooklyn Center Independent School District 286, Minnesota, General Obligation Bonds, Series 2018A:
$2,145	4.000%, 2/01/35	2/27 at 100.00	Aa2	$2,441,761
1,720	4.000%, 2/01/37	2/27 at 100.00	Aa2	1,940,194
2,000	Buffalo, Minnesota, Water and Sewer Revenue Bonds, Refunding Series 2014A, 4.000%, 11/01/28 – BAM Insured	11/23 at 100.00	AA	2,188,440
420	Burnsville, Dakota County, Minnesota, General Obligation Bonds, Refunding Utility Improvement Series 2019A, 5.000%, 12/20/27	No Opt. Call	AAA	550,654
365	Centennial Independent School District 12, Circle Pines, Anoka County, Minnesota, General Obligation Bonds, School Building Bonds, Series 2019A, 5.000%, 2/01/23	No Opt. Call	AAA	406,836
	Chaska, Minnesota, General Obligation Bonds, Series 2020C:
235	5.000%, 2/01/28 (WI/DD, Settling 9/02/20)	No Opt. Call	AA	306,612
250	5.000%, 2/01/29 (WI/DD, Settling 9/02/20)	No Opt. Call	AA	333,135
1,000	Cloquet Independent School District 94, Carlton and Saint Louis Counties, Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/36	2/25 at 100.00	Aa2	1,088,910
225	Columbia Heights Independent School District 13, Minnesota, General Obligation Bonds, School Building Series 2019B, 0.000%, 2/01/27	No Opt. Call	Aa2	210,512
1,055	Dawson-Boyd Independent School District 378, Yellow Medicine County, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/30	2/28 at 100.00	AAA	1,277,753
1,250	Detroit Lakes Independent School District 22, Becker and Otter Tail Counties, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/30	2/27 at 100.00	AAA	1,479,500
	Dilworth-Glyndon-Felton Independent School District 2164, Clay County, Minnesota, General Obligation Bonds, School Building Series 2020A:
685	4.000%, 2/01/28	2/26 at 100.00	AAA	803,519
970	4.000%, 2/01/30	2/26 at 100.00	AAA	1,127,761
3,150	Elk River Independent School District 728, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2019A, 4.000%, 2/01/31	2/27 at 100.00	Aa2	3,710,227
1,530	Eveleth-Gilbert Public Schools Independent School District 2154, Saint Louis County, Minnesota, General Obligation Bonds, Series 2019A, 4.000%, 2/01/32	2/28 at 100.00	AAA	1,829,987
	Fridley Independent School District 14, Anoka County, Minnesota, General Obligation Bonds, Alternative Facility, Series 2016B:
2,620	5.000%, 2/01/27	2/26 at 100.00	Aa2	3,222,521
1,075	4.000%, 2/01/28	2/26 at 100.00	Aa2	1,252,289
665	Goodhue County, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series 2015A, 3.000%, 2/01/27	2/23 at 100.00	Aa2	698,755
1,485	Goodhue Independent School District 253, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/30	2/28 at 100.00	AAA	1,798,543
	Greenway Independent School District 316, Itasca County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2019F:
1,265	0.000%, 2/01/27	2/26 at 97.95	AAA	1,172,832
1,345	0.000%, 2/01/28	2/26 at 95.70	AAA	1,211,778
460	Greenway Independent School District 316, Itasca County, Minnesota, General Obligation Bonds, Refunding Alternate Facilities Series 2019D, 5.000%, 2/01/26	No Opt. Call	AAA	564,963

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$300	Hennepin County, Minnesota, General Obligation Bonds, Series 2017C, 5.000%, 12/01/24	No Opt. Call	AAA	$359,967
630	Hopkins, Hennepin County, Minnesota, General Obligation Bonds, Series 2020A, 4.000%, 2/01/29	No Opt. Call	AA+	787,380
500	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42	2/27 at 100.00	AAA	567,955
330	Jackson County Central Independent School District 2895, Minnesota, General Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/27	No Opt. Call	AAA	400,250
	Jordan Independent School District 717, Scott County, Minnesota, General Obligation Bonds, School Building Series 2014A:
1,000	4.000%, 2/01/26	2/23 at 100.00	Aa2	1,080,660
1,275	4.000%, 2/01/27	2/23 at 100.00	Aa2	1,373,290
	La Crescent, Minnesota, General Obligation Bonds, Series 2019B:
130	4.000%, 2/01/22	No Opt. Call	A1	136,686
100	4.000%, 2/01/23	No Opt. Call	A1	108,172
1,225	Lake City Independent School District 813, Goodhue and Wabasha Counties, Minnesota, General Obligation Bonds, Refunding Series 2019A, 5.000%, 2/01/26	No Opt. Call	AAA	1,519,245
	Lake Crystal, Minnesota, General Obligation Bonds, Series 2019A:
130	3.000%, 12/15/23	No Opt. Call	AA	140,566
265	3.000%, 12/15/24	No Opt. Call	AA	292,022
	Lester Prairie Independent School District 424, McLeaod County, Minnesota, General Obligation Bonds, School Building Series 2019A:
415	5.000%, 2/01/29	No Opt. Call	Aa2	548,273
625	4.000%, 2/01/30	2/29 at 100.00	Aa2	762,750
1,390	Maple River Independent School District 2135, Minnesota, General Obligation Bonds, School Building Series 2020A, 5.000%, 2/01/29	No Opt. Call	AAA	1,864,226
500	Marshall Independent School District 413, Lyon County, Minnesota, General Obligation Bonds, School Building Series 2019B, 4.000%, 2/01/30	2/28 at 100.00	Aa2	605,175
2,595	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2017B, 4.000%, 2/01/32	2/28 at 100.00	AAA	3,105,826
1,980	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2019B, 4.000%, 2/01/34	2/29 at 100.00	AAA	2,387,702
500	Minneapolis, Minnesota, General Obligation Bonds, Improvement & Various Purpose Series 2017, 3.000%, 12/01/27	12/24 at 100.00	AAA	548,325
	Minneapolis, Minnesota, General Obligation Bonds, Improvement & Various Purpose Series 2018:
1,480	4.000%, 12/01/33	12/26 at 100.00	AAA	1,715,986
500	4.000%, 12/01/35	12/26 at 100.00	AAA	576,485
1,000	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2014B, 4.000%, 8/01/26	8/24 at 100.00	AAA	1,139,100
1,000	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2018B, 4.000%, 8/01/31	8/28 at 100.00	AAA	1,227,860

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,000	Minnesota State, General Obligation Bonds, Various Purpose Refunding Series 2013F, 4.000%, 10/01/25	10/23 at 100.00	AAA	$1,113,240
2,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2013A, 5.000%, 8/01/25	8/23 at 100.00	AAA	2,277,440
2,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2013D, 3.500%, 10/01/28	10/23 at 100.00	AAA	2,161,960
1,265	Minnesota State, General Obligation Bonds, Various Purpose Series 2018A, 5.000%, 8/01/29	8/28 at 100.00	AAA	1,680,717
	Minnetonka Independent School District 276, Hennepin County, Minnesota, General Obligation Bonds, Refunding Series 2013H:
525	4.000%, 2/01/25	2/23 at 100.00	Aaa	571,589
600	4.000%, 2/01/26	2/23 at 100.00	Aaa	651,264
500	Montgomery Independent School District 2905, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34	2/25 at 100.00	Aa2	554,380
1,475	Moose Lake Independent School District 97, Carlton and Pine Counties, Minnesota, General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/30	2/25 at 100.00	Aa2	1,661,233
1,000	Mora Independent School District 332, Kanabec County, Minnesota, General Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/29	2/28 at 100.00	AAA	1,141,100
2,050	North Branch Independent School District 138, Chisago County, Minnesota, General Obligation Bonds, School Building Series 2017A, 4.000%, 2/01/30	2/27 at 100.00	AAA	2,427,774
850	North Saint Paul-Maplewood-Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A, 3.375%, 2/01/35	2/27 at 100.00	Aa2	945,293
1,375	North Saint Paul-Maplewood-Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2019A, 5.000%, 2/01/31	2/28 at 100.00	Aa2	1,761,567
	Northland Independent School District 118, Minnesota, General Obligation Bonds, Series 2016A:
560	3.000%, 2/01/27	2/24 at 100.00	Aa2	600,421
1,185	3.000%, 2/01/29	2/24 at 100.00	Aa2	1,261,906
1,500	Osseo Independent School District 279 Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018B, 4.000%, 2/01/34	2/27 at 100.00	Aa1	1,733,715
620	Otter Tail County, Minnesota, General Obligation Bonds, Disposal System - Prairie Lakes Municipal Authority, Series 2011, 4.750%, 5/01/27 (AMT)	5/21 at 100.00	AAA	636,170
1,035	Perham Dent Independent School District 549, Minnesota, General Obligation Bonds, School Building Series 2016A, 3.000%, 2/01/30	2/24 at 100.00	Aa2	1,093,063
1,145	Pipestone-Jasper Independent School District 2689, Minnesota, General Obligation Bonds, Series 2019A, 5.000%, 2/01/28	No Opt. Call	AAA	1,499,687
880	Plainview-Elgin-Millville Independent School District 2899, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/32	2/28 at 100.00	AAA	1,052,542

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Red Lake Falls Independent School District 630, Minnesota, General Obligation Bonds, School Building Series 2020A:
$385	5.000%, 2/01/26	No Opt. Call	Aa2	$475,617
400	3.000%, 2/01/27	2/26 at 100.00	Aa2	448,328
410	3.000%, 2/01/28	2/26 at 100.00	Aa2	456,445
425	3.000%, 2/01/29	2/26 at 100.00	Aa2	470,178
1,250	Robbinsdale Independent School District 281, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A, 3.000%, 2/01/30	8/26 at 100.00	Aa2	1,353,212
1,210	Roseau Independent School District 682, Roseau and Marshall Counties, Minnesota, General Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/29	2/28 at 100.00	Aa2	1,384,446
2,400	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/35	2/27 at 100.00	Aa2	2,741,448
2,500	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation Bonds, Series 1994, 4.000%, 2/01/37	2/27 at 100.00	Aa2	2,836,225
1,270	Russell-Tyler-Ruthton Public Schools Independent School District 2902, Minnesota, General Obligation Bonds, Series 2019A, 5.000%, 2/01/28	No Opt. Call	AAA	1,663,408
1,100	Saint Cloud Independent School District 742, Stearns County, Minnesota, General Obligation Bonds, Series 2015A, 4.000%, 2/01/30	2/25 at 100.00	Aa2	1,241,427
575	Saint Francis Independent School District 15, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34	2/23 at 100.00	Aa2	609,972
600	Saint Louis County Independent School District 2142, Minnesota, General Obligation Bonds, Refunding School Building Series 2014A, 3.500%, 2/01/23	2/22 at 100.00	AAA	625,368
3,950	Saint Louis Park Independent School District 283, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2018A, 5.000%, 2/01/30	2/27 at 100.00	Aa2	4,975,617
1,225	Saint Michael Independent School District 885, Wright County, Minnesota, General Obligation Bonds, School Building Series 2017A, 3.200%, 2/01/32	2/26 at 100.00	Aa2	1,331,207
400	Sauk Rapids Independent School District 047, Benton County, Minnesota, General Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/29	2/28 at 100.00	AAA	490,372
	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, Capital Facilities Series 2020A:
200	4.000%, 2/01/28	2/27 at 100.00	Aa2	236,036
225	4.000%, 2/01/30	2/27 at 100.00	Aa2	262,809
1,240	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Alternate Facilities Series 2014A, 3.500%, 2/01/27	2/24 at 100.00	Aa2	1,347,260
	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A:
300	5.000%, 2/01/28	2/27 at 100.00	Aa2	375,759
1,330	4.000%, 2/01/31	2/27 at 100.00	Aa2	1,553,081
2,000	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, School Building Series 2016A, 4.000%, 2/01/29	2/26 at 100.00	Aa2	2,309,800
915	Southland Independent School District 500, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/31	2/27 at 100.00	AAA	1,077,733

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,475	Spring Lake Independent School District 16, Anoka County, Minnesota, General Obligation Bonds, Refunding Series 2015A, 3.000%, 2/01/26	2/25 at 100.00	Aa2	$1,625,730
2,000	Stillwater Independent School District 834, Washington County, Minnesota, General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/28	2/24 at 100.00	Aa2	2,211,940
2,000	Tracy, Lyon County, Minnesota, General Obligation Bonds, Temporary Series 2019A, 1.750%, 5/01/22	10/20 at 100.00	AAA	2,001,840
	Virginia, Minnesota, General Obligation Bonds, Sales Tax Series 2020A:
410	5.000%, 2/01/27 – AGM Insured	No Opt. Call	AA	515,686
870	5.000%, 2/01/28 – AGM Insured	No Opt. Call	AA	1,121,343
510	4.000%, 2/01/29 – AGM Insured	2/28 at 100.00	AA	615,861
360	4.000%, 2/01/30 – AGM Insured	2/28 at 100.00	AA	431,467
2,415	Watertown-Mayer Independent School District 111, Carver, Hennepin and Wright Counties, Minnesota, General Obligation Bonds, School Building Series 2020A, 0.000%, 2/01/31	2/28 at 94.63	AAA	2,033,744
150	West Saint Paul-Mendota Heights-Eagan Independent School District 197, Dakota County, Minnesota, General Obligation Bonds, School Building Series 2012A, 4.000%, 2/01/21	No Opt. Call	AAA	152,394
2,000	White Bear Lake Independent School District 624, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/29	2/28 at 100.00	AAA	2,455,080
1,025	Windom Independent School District, Cottonwood and Jackson Counties, Minnesota, General Obligation Bonds, Refunding School Building Series 2015A, 3.000%, 2/01/23	No Opt. Call	AAA	1,090,866
1,250	Worthington Independent School District 518, Nobles County, Minnesota, General Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/27	2/26 at 100.00	AAA	1,465,825
590	Worthington, Minnesota, General Obligation Bonds, Series 2019A, 3.000%, 2/01/27	No Opt. Call	AA-	670,582
118,990	Total Tax Obligation/General			137,233,099
	Tax Obligation/Limited – 6.9%
695	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Full Term Series 2019B, 5.000%, 2/01/28	No Opt. Call	Aa2	885,513
780	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	BB	804,281
1,475	Minneapolis Special School District 1, Hennepin County, Minnesota, Certificates of Participation, Full Term Series 2015D, 3.000%, 2/01/29	2/24 at 100.00	AAA	1,571,244
1,000	Minneapolis Special School District 1, Hennepin County, Minnesota, Certificates of Participation, Full Term Series 2017C, 4.000%, 2/01/30	2/28 at 100.00	AAA	1,213,530
	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding Series 2015:
215	3.050%, 3/01/21	No Opt. Call	N/R	215,243
495	3.650%, 3/01/24	3/23 at 100.00	N/R	501,732
200	3.800%, 3/01/25	3/23 at 100.00	N/R	203,164
200	4.000%, 3/01/27	3/23 at 100.00	N/R	203,572
	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Ivy Tower Project, Series 2015:
1,115	4.000%, 3/01/25	3/24 at 100.00	N/R	1,127,510
500	5.000%, 3/01/29	3/24 at 100.00	N/R	511,955

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$340	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/24	3/23 at 100.00	N/R	$345,824
1,170	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2015C, 4.000%, 8/01/27	8/24 at 100.00	AA+	1,311,395
960	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2018D, 4.000%, 8/01/34	8/28 at 100.00	AA+	1,139,597
1,055	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2020A, 4.000%, 8/01/31 (WI/DD, Settling 9/01/20)	8/30 at 100.00	AA+	1,328,266
1,810	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2020D, 4.000%, 8/01/31 (WI/DD, Settling 9/01/20)	8/30 at 100.00	AA+	2,278,826
1,185	Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State Appropriation Series 2011, 5.250%, 8/01/27	8/21 at 100.00	AA+	1,237,934
	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2015B:
605	3.125%, 2/01/29	2/25 at 100.00	A2	647,120
350	3.250%, 2/01/30	2/25 at 100.00	A2	374,917
	Plymouth Intermediate District 287, Minnesota, Facilities Maintenance Bonds, Series 2017B:
235	4.000%, 5/01/26	No Opt. Call	A1	276,409
175	4.000%, 5/01/27	No Opt. Call	A1	209,109
630	Saint Cloud Independent School District 742, Stearns County, Minnesota, Certificates of Participation, Saint Cloud Area Public Schools, Series 2017A, 5.000%, 2/01/30	2/25 at 100.00	A1	743,709
1,685	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2018B, 3.250%, 2/01/33	2/27 at 100.00	AAA	1,876,551
1,020	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2019B, 4.000%, 2/01/32	2/29 at 100.00	AAA	1,245,614
1,000	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2020C, 3.000%, 2/01/36	2/28 at 100.00	AAA	1,091,590
735	Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 5.000%, 11/01/29	11/24 at 100.00	A+	865,543
1,895	University of Minnesota, Special Purpose Revenue Bonds, State Supported Biomedical Science Research Facilities Funding Program, Series 2011B, 5.000%, 8/01/23	8/21 at 100.00	AA+	1,976,390
3,500	Virginia Housing and Redevelopment Authority, Minnesota, Health Care Facility Lease Revenue Bonds, Refunding Series 2018A, 4.000%, 10/01/29	10/25 at 100.00	N/R	3,536,085
	White Bear Lake Independent School District 624, Ramsey County, Minnesota, Certificates of Participation, Series 2020B:
790	5.000%, 4/01/25	No Opt. Call	A+	947,597
830	5.000%, 4/01/26	No Opt. Call	A+	1,023,988
26,645	Total Tax Obligation/Limited			29,694,208
	Transportation – 6.1%
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2016A:
175	5.000%, 1/01/26	No Opt. Call	AA-	213,414
105	4.000%, 1/01/26	No Opt. Call	AA-	121,311

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$2,330	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2011A, 5.000%, 1/01/25	1/21 at 100.00	A+	$2,363,156
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2012B:
2,550	5.000%, 1/01/29	1/22 at 100.00	A+	2,685,711
2,750	5.000%, 1/01/30	1/22 at 100.00	A+	2,894,100
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A:
335	5.000%, 1/01/29	1/24 at 100.00	A+	378,145
2,000	5.000%, 1/01/30	1/24 at 100.00	A+	2,251,980
1,325	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A, 5.000%, 1/01/30	7/29 at 100.00	A+	1,705,076
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B:
3,000	5.000%, 1/01/27 (AMT)	No Opt. Call	A+	3,651,390
2,540	5.000%, 1/01/31 (AMT)	7/29 at 100.00	A+	3,193,263
895	5.000%, 1/01/33 (AMT)	7/29 at 100.00	A+	1,110,910
550	5.000%, 1/01/34 (AMT)	7/29 at 100.00	A+	679,712
590	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019C, 5.000%, 1/01/27	No Opt. Call	A+	729,387
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C:
1,050	5.000%, 1/01/34	1/27 at 100.00	AA-	1,263,087
2,310	5.000%, 1/01/35	1/27 at 100.00	AA-	2,772,069
180	5.000%, 1/01/36	1/27 at 100.00	AA-	215,314
22,685	Total Transportation			26,228,025
	U.S. Guaranteed – 5.4% (5)
	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2011:
635	5.500%, 2/01/23 (Pre-refunded 2/01/21)	2/21 at 100.00	A+	648,945
750	5.500%, 2/01/24 (Pre-refunded 2/01/21)	2/21 at 100.00	A+	766,470
875	5.500%, 2/01/25 (Pre-refunded 2/01/21)	2/21 at 100.00	A+	894,215
1,010	5.500%, 2/01/26 (Pre-refunded 2/01/21)	2/21 at 100.00	A+	1,032,180
1,150	5.500%, 2/01/27 (Pre-refunded 2/01/21)	2/21 at 100.00	A+	1,175,254
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University of Minnesota, Refunding Series 2010E:
1,385	4.375%, 10/01/20 (ETM)	No Opt. Call	Baa3	1,389,626
500	4.500%, 10/01/21 (Pre-refunded 10/01/20)	10/20 at 100.00	Baa3	501,720
250	5.000%, 10/01/29 (Pre-refunded 10/01/20)	10/20 at 100.00	Baa3	250,962
625	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1, 6.000%, 10/01/32 (Pre-refunded 10/01/21)	10/21 at 100.00	Baa3	663,475

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2012-7Q:
$740	5.000%, 10/01/23 (Pre-refunded 10/01/22)	10/22 at 100.00	Baa1	$812,897
490	5.000%, 10/01/24 (Pre-refunded 10/01/22)	10/22 at 100.00	Baa1	538,270
	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc, Series 2015A:
1,000	5.000%, 11/15/29 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R	1,237,780
2,285	5.000%, 11/15/30 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R	2,828,327
1,250	5.250%, 11/15/35 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R	1,262,350
	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2014A:
2,850	5.000%, 1/01/29 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	3,295,626
2,750	5.000%, 1/01/30 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	3,179,990
1,000	5.000%, 1/01/31 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	1,156,360
1,150	5.000%, 1/01/32 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	1,329,814
500	Worthington Independent School District 518, Nobles County, Minnesota, Certificates of Participation, Series 2017A, 4.000%, 2/01/30 (Pre-refunded 2/01/26)	2/26 at 100.00	A+	596,900
21,195	Total U.S. Guaranteed			23,561,161
	Utilities – 5.9%
	Brainerd, Minnesota, Electric Utility Revenue Bonds, Series 2014A:
475	4.000%, 12/01/28	12/24 at 100.00	AA	535,045
495	4.000%, 12/01/29	12/24 at 100.00	AA	554,415
1,140	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/25 – AGM Insured	10/22 at 100.00	AA	1,232,078
	Hutchinson, Minnesota, Public Utility Revenue Bonds, Refunding Series 2012A:
500	5.000%, 12/01/25	12/22 at 100.00	A1	550,450
670	5.000%, 12/01/26	12/22 at 100.00	A1	737,442
	Luverne, Minnesota, Electric Revenue Bonds, Series 2018A:
225	4.000%, 12/01/27 – MUNICIPAL AS Insured	No Opt. Call	AA	269,514
100	4.000%, 12/01/33 – MUNICIPAL AS Insured	12/28 at 100.00	AA	117,869
	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014:
500	5.000%, 10/01/29	10/24 at 100.00	A1	586,755
500	5.000%, 10/01/30	10/24 at 100.00	A1	586,095
1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A, 3.500%, 10/01/28	10/24 at 100.00	A1	1,082,520
1,430	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 5.000%, 1/01/30	1/23 at 100.00	A-	1,566,894
570	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2013B, 5.000%, 12/01/33	12/23 at 100.00	Aa3	645,958
750	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2015E, 3.000%, 12/01/29	12/25 at 100.00	Aa3	814,883

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$1,000	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A, 5.000%, 12/01/33	12/26 at 100.00	Aa3	$1,230,340
1,070	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2017-4, 4.000%, 10/01/40 (AMT)	10/27 at 100.00	A-	1,192,162
2,500	Southern Minnesota Municipal Power Agency Power Supply System Revenue Bonds, Series 2015A, 4.000%, 1/01/30	1/26 at 100.00	AA-	2,840,050
	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
5,000	0.000%, 1/01/21 – NPFG Insured	No Opt. Call	A+	4,993,550
1,000	0.000%, 1/01/26 – NPFG Insured	No Opt. Call	A+	952,410
	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Refunding Series 2012A:
1,000	3.000%, 1/01/28	1/23 at 100.00	Aa3	1,046,290
1,250	5.000%, 1/01/29	1/23 at 100.00	Aa3	1,378,537
	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Refunding Series 2015A:
1,335	5.000%, 1/01/31	1/26 at 100.00	Aa3	1,626,484
1,000	5.000%, 1/01/33	1/26 at 100.00	Aa3	1,211,360
23,510	Total Utilities			25,751,101
$377,370	Total Long-Term Investments (cost $398,669,970)			421,261,574

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.5%
	MUNICIPAL BONDS – 1.5%
	Health Care – 1.3%
$3,225	Minneapolis, Minnesota, Health Care System Revenue Bonds, Variable Rate Demand Obligations, Fairview Health Services, Series 2018A, 0.030%, 11/15/48 (6)	10/20 at 100.00	VMIG1	$3,225,000
1,505	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Variable Rate Demand Obligations, Mayo Clinic Series 2008A, 0.080%, 11/15/38 (6)	10/20 at 100.00	A-1+	1,505,000
800	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Variable Rate Demand Obligations, Mayo Clinic, Series 2011, 0.080%, 11/15/38 (6)	10/20 at 100.00	A-1+	800,000
5,530	Total Health Care			5,530,000
	Housing/Single Family – 0.2%
1,130	Minnesota Housing Finance Agency, Variable Rate Demand Obligations, Residential Housing Finance Bonds, Series 2015G, 0.090%, 1/01/34 (6)	10/20 at 100.00	A-1+	1,130,000
$6,660	Total Short-Term Investments (cost $6,660,000)			6,660,000
	Total Investments (cost $405,329,970) – 98.6%			427,921,574
	Other Assets Less Liabilities – 1.4%			6,058,444
	Net Assets – 100%			$433,980,018

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$421,261,574	$ —	$421,261,574
Short-Term Investments:
Municipal Bonds	—	6,660,000	—	6,660,000
Total	$ —	$427,921,574	$ —	$427,921,574

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Minnesota Municipal Bond Fund
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 94.0%
	MUNICIPAL BONDS – 94.0%
	Education and Civic Organizations – 12.4%
$65	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.250%, 8/01/46	8/26 at 100.00	BB+	$66,190
780	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	N/R	819,273
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A:
100	5.000%, 7/01/36	7/24 at 102.00	N/R	106,410
1,000	5.000%, 7/01/47	7/24 at 102.00	N/R	1,050,960
1,515	City of Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and Science Academy Building Company, Series 2012A, 5.000%, 12/01/43	12/20 at 102.00	BBB-	1,552,648
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A:
675	5.250%, 7/01/37	7/25 at 100.00	BB+	734,245
500	5.500%, 7/01/50	7/25 at 100.00	BB+	541,750
1,000	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 5.750%, 8/01/44	8/22 at 102.00	BB+	1,057,300
1,000	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2019A, 5.375%, 8/01/50	8/27 at 102.00	BB+	1,085,470
100	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/36	7/26 at 100.00	N/R	103,154
5,350	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	5,642,431
	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
600	5.000%, 7/01/29	7/24 at 100.00	BB+	637,062
1,000	5.000%, 7/01/34	7/24 at 100.00	BB+	1,041,630
525	5.000%, 7/01/44	7/24 at 100.00	BB+	539,689
4,150	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	N/R	4,175,771
100	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 5.000%, 7/01/47	7/24 at 102.00	N/R	103,622
100	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast College Prep Project, Series 2020A, 5.000%, 7/01/55	7/30 at 100.00	N/R	102,176

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A:
$500	6.000%, 7/01/33	7/23 at 100.00	BB+	$538,135
3,715	6.000%, 7/01/43	7/23 at 100.00	BB+	3,946,519
1,260	6.125%, 7/01/48	7/23 at 100.00	BB+	1,340,968
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Series 2014-8-C:
440	3.350%, 5/01/22	5/21 at 100.00	Ba1	438,363
420	3.500%, 5/01/23	5/21 at 100.00	Ba1	418,085
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2017:
2,345	5.000%, 5/01/37	5/27 at 100.00	BBB-	2,547,538
4,700	5.000%, 5/01/47	5/27 at 100.00	BBB-	5,018,754
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College, Refunding Series 2017:
1,000	4.000%, 3/01/37	3/27 at 100.00	Aa2	1,148,480
1,000	4.000%, 3/01/39	3/27 at 100.00	Aa2	1,143,030
	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of Saint Scholastica, Inc, Refunding Series 2019:
150	3.000%, 12/01/20	No Opt. Call	Baa2	150,315
500	4.000%, 12/01/40	12/29 at 100.00	Baa2	524,260
1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Series 201528J, 3.250%, 3/01/30	3/25 at 100.00	Aa3	1,086,680
675	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2018A, 5.000%, 10/01/45	10/28 at 100.00	Baa1	762,358
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John's University, Series 2015-8I:
350	5.000%, 10/01/33	10/25 at 100.00	A2	401,660
385	5.000%, 10/01/34	10/25 at 100.00	A2	441,060
500	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series 2016-8-N, 4.000%, 10/01/35	10/26 at 100.00	A1	556,020
1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2016-8L, 5.000%, 4/01/27	4/26 at 100.00	A2	1,194,090
100	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2017A, 4.000%, 10/01/36	10/27 at 100.00	A2	111,134
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2019:
1,000	5.000%, 10/01/34	10/29 at 100.00	A2	1,241,080
1,235	5.000%, 10/01/40	10/29 at 100.00	A2	1,490,349
2,000	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, 2020 Senior Series, 2.650%, 11/01/38 (AMT)	11/27 at 100.00	AA	1,989,880

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,950	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016, 5.000%, 12/01/40	12/25 at 100.00	Baa1	$2,133,592
1,130	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	BB-	1,145,097
700	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Series 2004A, 5.500%, 12/01/33	12/21 at 100.00	BBB-	725,767
560	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck, Saint Mary's School Project, Series 2015, 5.000%, 8/01/22, 144A	No Opt. Call	BB	572,925
130	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/46 (4)	4/26 at 100.00	N/R	88,400
1,600	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Series 2019, 4.000%, 12/01/49	12/29 at 100.00	BBB-	1,660,976
585	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A, 5.500%, 7/01/52, 144A	7/27 at 100.00	N/R	623,639
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A:
1,560	5.250%, 9/01/32	10/20 at 101.00	BB+	1,578,018
1,695	5.500%, 9/01/43	10/20 at 101.00	BB+	1,714,238
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A:
1,000	5.000%, 6/15/48, 144A	6/25 at 100.00	N/R	1,028,790
1,615	5.000%, 6/15/53, 144A	6/25 at 100.00	N/R	1,654,196
2,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BBB-	2,078,100
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
625	5.300%, 7/01/45	7/25 at 100.00	BB	659,212
1,030	5.375%, 7/01/50	7/25 at 100.00	BB	1,087,422
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School Project, Series 2019:
675	5.000%, 7/01/49	7/27 at 102.00	BB+	729,061
880	5.000%, 7/01/55	7/27 at 102.00	BB+	944,205
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A:
500	5.000%, 7/01/33	7/23 at 100.00	BB+	523,180
1,450	5.000%, 7/01/44	7/23 at 100.00	BB+	1,499,749
1,435	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2013A, 5.000%, 12/01/33	12/22 at 100.00	BBB-	1,517,025
	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A:
2,010	5.000%, 10/01/41	10/26 at 100.00	N/R	2,053,215
380	5.125%, 10/01/48	10/26 at 100.00	N/R	387,836

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$500	St Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2018, 5.125%, 12/01/49	12/26 at 102.00	BBB-	$563,100
	University of Minnesota, General Obligation Bonds, Series 2014B:
2,235	4.000%, 1/01/33	1/24 at 100.00	Aa1	2,441,358
2,000	4.000%, 1/01/34	1/24 at 100.00	Aa1	2,180,600
	University of Minnesota, General Obligation Bonds, Series 2019A:
1,250	5.000%, 4/01/39	4/29 at 100.00	Aa1	1,599,700
2,110	5.000%, 4/01/40	4/29 at 100.00	Aa1	2,693,098
20	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016, 4.750%, 6/01/46	6/24 at 100.00	N/R	19,649
74,460	Total Education and Civic Organizations			79,750,687
	Health Care – 14.3%
	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Refunding Series 2016:
500	4.000%, 3/01/32	3/26 at 100.00	N/R	521,730
2,000	4.000%, 3/01/37	3/26 at 100.00	N/R	2,057,100
	City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2017:
550	3.000%, 4/01/26	No Opt. Call	BBB	598,169
485	5.000%, 4/01/41	4/27 at 100.00	BBB	552,187
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
500	5.000%, 2/15/37	2/28 at 100.00	A-	587,700
680	4.250%, 2/15/43	2/28 at 100.00	A-	746,694
2,000	5.000%, 2/15/43	2/28 at 100.00	A-	2,315,440
780	4.250%, 2/15/48	2/28 at 100.00	A-	850,964
6,675	5.000%, 2/15/48	2/28 at 100.00	A-	7,688,332
4,000	5.000%, 2/15/53	2/28 at 100.00	A-	4,595,480
3,000	5.250%, 2/15/53	2/28 at 100.00	A-	3,523,260
1,350	5.000%, 2/15/58	2/28 at 100.00	A-	1,546,533
	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2013:
375	4.000%, 4/01/22	No Opt. Call	BBB	393,218
500	4.000%, 4/01/27	4/22 at 100.00	BBB	521,010
760	4.000%, 4/01/31	4/22 at 100.00	BBB	782,899
1,000	Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health Care, Series 2015, 4.000%, 9/01/35	9/25 at 100.00	Baa1	1,062,940
	Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North Memorial Health Care, Series 2017:
425	5.000%, 5/01/31	5/27 at 100.00	Baa1	496,698
430	5.000%, 5/01/32	5/27 at 100.00	Baa1	499,914

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A:
$525	5.000%, 11/15/26	11/25 at 100.00	A+	$631,428
485	4.000%, 11/15/40	11/25 at 100.00	A+	528,878
2,000	5.000%, 11/15/44	11/25 at 100.00	A+	2,275,460
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2018A:
1,000	5.000%, 11/15/36	11/28 at 100.00	A+	1,235,000
3,965	4.000%, 11/15/48	11/28 at 100.00	A+	4,436,478
7,000	5.000%, 11/15/49	11/28 at 100.00	A+	8,426,880
1,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2017A, 5.000%, 11/15/29	5/27 at 100.00	AA-	1,242,870
1,880	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2019, 5.000%, 11/15/27	No Opt. Call	AA-	2,399,406
2,400	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Refunding Series 2016B, 5.000%, 11/15/33	No Opt. Call	AA	3,395,688
1,700	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2010, 5.875%, 7/01/30	10/20 at 100.00	A	1,706,086
60	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 5.125%, 5/01/30	10/20 at 100.00	AA-	60,185
675	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2016A, 5.000%, 5/01/46	5/26 at 100.00	AA-	778,511
	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2019:
2,070	5.000%, 5/01/48	5/29 at 100.00	AA-	2,510,951
1,575	4.000%, 5/01/49	5/29 at 100.00	AA-	1,757,464
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A:
8,230	5.000%, 7/01/30	7/25 at 100.00	A	9,537,747
4,765	4.000%, 7/01/35	7/25 at 100.00	A	5,186,226
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A:
1,075	5.000%, 11/15/26	No Opt. Call	A+	1,333,538
1,765	5.000%, 11/15/27	No Opt. Call	A+	2,235,814
755	4.000%, 11/15/36	11/27 at 100.00	A+	853,482
640	4.000%, 11/15/37	11/27 at 100.00	A+	721,491
3,585	4.000%, 11/15/43	11/27 at 100.00	A+	3,985,696
1,375	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36	10/20 at 100.00	N/R	1,376,059

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Refunding Series 2014:
$1,980	4.000%, 9/01/31	9/24 at 100.00	A	$2,124,698
1,410	5.000%, 9/01/34	9/24 at 100.00	A	1,555,808
	Winona, Minnesota, Health Care Facilities Revenue Bonds, Winona Health Obligated Group, Refunding Series 2012:
500	3.750%, 7/01/21	No Opt. Call	BBB	509,370
350	4.000%, 7/01/22	7/21 at 100.00	BBB	357,014
1,270	4.500%, 7/01/24	7/21 at 100.00	BBB	1,303,553
80,045	Total Health Care			91,806,049
	Housing/Multifamily – 0.4%
2,500	Rochester, Minnesota, Multifamily Housing Revenue Bonds, Essex Place Apartments Project, Series 2012A, 3.750%, 6/01/29	6/22 at 100.00	Aaa	2,596,300
	Housing/Single Family – 1.0%
20	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Home Program, Market Series 2011B, 4.100%, 12/01/29	6/21 at 100.00	AA+	20,406
6	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006A-4, 5.000%, 11/01/38 (AMT)	9/20 at 100.00	AA+	6,322
90	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2007A-2, 5.520%, 3/01/41 (AMT)	9/20 at 100.50	AA+	90,583
55	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011B, 4.000%, 7/01/21	No Opt. Call	Aaa	56,351
	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011D:
20	4.375%, 7/01/26	7/21 at 100.00	Aaa	20,506
300	4.700%, 1/01/31	7/21 at 100.00	Aaa	307,857
10	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011E, 4.000%, 7/01/26	7/21 at 100.00	Aaa	10,222
585	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015F, 3.300%, 7/01/29	7/25 at 100.00	AA+	641,429
920	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2016A, 3.200%, 1/01/33 (AMT)	7/25 at 100.00	AA+	990,592
655	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017A, 3.200%, 7/01/30 (AMT)	1/27 at 100.00	AA+	669,692
400	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017D, 3.300%, 1/01/30 (AMT)	1/27 at 100.00	AA+	438,840
380	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2018A, 3.625%, 7/01/32 (AMT)	7/27 at 100.00	AA+	399,228
475	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2019B, 3.300%, 7/01/33	7/28 at 100.00	AA+	526,062

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020A:
$770	1.550%, 7/01/25 (AMT)	No Opt. Call	AA+	$792,507
590	1.700%, 7/01/26 (AMT)	No Opt. Call	AA+	609,853
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020D:
300	1.625%, 1/01/26 (AMT)	No Opt. Call	AA+	302,577
250	1.650%, 7/01/26 (AMT)	No Opt. Call	AA+	252,190
5,826	Total Housing/Single Family			6,135,217
	Industrials – 0.3%
2,150	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (AMT), 144A	10/22 at 100.00	BBB-	2,165,803
	Long-Term Care – 8.0%
1,590	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc Project, Series 2014, 5.125%, 11/01/49	11/24 at 100.00	N/R	1,593,132
	Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS Apple Valley Senior Housing, Inc Orchard Path Project, Refunding Series 2018:
1,000	5.000%, 9/01/43	9/23 at 102.00	N/R	1,033,450
260	4.375%, 9/01/48	9/23 at 102.00	N/R	260,520
	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2014:
375	4.000%, 11/01/39	11/24 at 100.00	Baa1	395,017
500	5.000%, 11/01/44	11/24 at 100.00	Baa1	543,085
	Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley Care Center Project, Refunding Series 2019:
500	5.000%, 9/01/44	9/26 at 102.00	N/R	470,710
1,500	5.000%, 9/01/52	9/26 at 102.00	N/R	1,368,810
1,500	Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Series 2013B, 6.000%, 8/01/43	8/23 at 100.00	N/R	1,575,780
1,500	City of West Saint Paul, Minnesota Housing and Health Care Facilities Revenue Refunding Bonds, Walker Westwood Ridge Campus Project, Series 2017, 5.000%, 11/01/49	11/25 at 100.00	N/R	1,500,570
1,180	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc, Refunding Series 2013, 5.200%, 3/01/43	10/20 at 100.00	N/R	1,180,271
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc, Refunding Series 2015:
575	5.250%, 1/01/40	1/23 at 100.00	N/R	508,007
1,175	5.250%, 1/01/46	1/23 at 100.00	N/R	1,006,564
1,195	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A, 5.000%, 8/01/46, 144A	8/22 at 100.00	N/R	1,233,921
500	Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of Lonsdale, LLC Project, Series 2019, 4.600%, 5/01/44	5/24 at 101.00	N/R	488,685

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$1,185	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen, Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	10/20 at 100.00	N/R	$1,185,652
	Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds, Haven Homes, Inc Project, Series 2019:
400	4.100%, 7/01/34	7/25 at 102.00	N/R	395,404
1,000	5.000%, 7/01/49	7/25 at 102.00	N/R	1,027,290
1,250	5.000%, 7/01/54	7/25 at 102.00	N/R	1,280,412
	Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton Community Home, Refunding Series 2019:
200	4.000%, 5/01/39	5/24 at 101.00	N/R	168,780
450	4.250%, 5/01/46	5/24 at 101.00	N/R	368,834
	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012:
450	5.000%, 11/15/24	11/22 at 100.00	N/R	450,337
1,500	4.750%, 11/15/28	11/22 at 100.00	N/R	1,440,750
1,500	Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen, Abiitan Mill City Project, Series 2015, 5.250%, 11/01/45	5/23 at 100.00	N/R	1,503,210
300	Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington Health Services Project, Refunding Series 2019, 3.400%, 8/01/28	8/24 at 101.00	N/R	278,604
2,000	North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens Project, Refunding Series 2016, 5.000%, 10/01/47	10/24 at 102.00	N/R	2,110,260
1,055	Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen Second Century & Owatonna Senior Living Project, Refunding Series 2014B, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	10/20 at 100.00	N/R	1,055,369
1,500	Rochester, Minnesota, Health Care and Housing Revenue Bonds, Samaritan Bethany, Inc Project, Refunding Series 2017A, 5.000%, 8/01/48	8/25 at 100.00	N/R	1,523,430
1,285	Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds, Woodcrest of Country Manor Project, Series 2019 A, 5.000%, 7/01/55	7/24 at 102.00	N/R	1,227,856
2,700	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016B, 4.900%, 6/01/49	6/26 at 100.00	N/R	2,610,900
50	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016C, 3.150%, 6/01/28	6/21 at 101.00	N/R	46,306
1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Revenue Bonds, Rossy & Richard Shaller Family Sholom East Campus, Series 2018, 5.000%, 10/01/43	10/23 at 100.00	N/R	1,014,200
4,000	Saint Paul Housing and Redevelopment Authority, Minnesota Senior Housing and Health Care Revenue Bonds, Carondelet Village Project, Series 2016A, 5.000%, 12/01/41	12/24 at 102.00	N/R	4,109,800
1,619	Saint Paul Housing and Redevelopment Authority, Minnesota, Nursing Home Revenue Bonds, Episcopal Homes of Minnesota, Series 2006, 5.630%, 10/01/33	10/20 at 100.00	N/R	1,623,112
1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Refunding Series 2012A, 5.150%, 11/01/42	11/20 at 100.00	N/R	1,000,530
850	Saint Paul Park, Minnesota, Health Facilities Revenue Bonds, Presbyterian Homes Interlude Transitional Care Projects, Refunding Series 2018, 5.000%, 5/01/43	5/23 at 102.00	N/R	905,488

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017:
$590	4.000%, 9/01/31	9/24 at 100.00	N/R	$607,134
400	4.000%, 9/01/32	9/24 at 100.00	N/R	410,556
500	4.100%, 9/01/33	9/24 at 100.00	N/R	514,110
315	4.200%, 9/01/36	9/24 at 100.00	N/R	321,861
300	4.250%, 9/01/37	9/24 at 100.00	N/R	306,189
1,000	5.000%, 9/01/42	9/24 at 100.00	N/R	1,043,130
800	Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds, Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/30	9/22 at 100.00	N/R	810,880
2,390	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	2,357,687
1,000	Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth Health Services Project, Refunding Series 2020, 3.950%, 3/01/50	3/25 at 101.00	N/R	834,880
	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019:
650	5.000%, 8/01/49	8/24 at 102.00	N/R	681,466
5,000	5.000%, 8/01/54	8/24 at 102.00	N/R	5,220,700
51,589	Total Long-Term Care			51,593,639
	Tax Obligation/General – 30.9%
1,410	Alexandria Independent School District 206, Douglas County, Minnesota, General Obligation Bonds, Refunding School Building Series 2017A, 5.000%, 2/01/30	2/28 at 100.00	Aa2	1,824,399
1,110	Annandale, Minnesota, General Obligation Bonds, Temporary Improvement Series 2020A, 2.000%, 2/01/23	2/21 at 100.00	AA-	1,117,814
	Anoka-Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation Bonds, School Building Series 2020A:
1,475	3.000%, 2/01/34	2/28 at 100.00	AAA	1,640,923
1,355	3.000%, 2/01/43	2/28 at 100.00	AAA	1,454,484
2,105	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2017A, 4.000%, 2/01/29 – AGM Insured	2/28 at 100.00	AA	2,546,924
2,000	Bloomington Independent School District 271, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance, Series 2017A, 4.000%, 2/01/40	2/27 at 100.00	AAA	2,282,020
2,390	Bloomington Independent School District 271, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance, Series 2020A, 2.000%, 2/01/28 (WI/DD, Settling 9/03/20)	No Opt. Call	AAA	2,589,804
1,570	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018C, 5.000%, 2/01/27	2/26 at 100.00	AAA	1,929,185
	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, School Building Series 2018A:
3,500	4.000%, 2/01/38	2/27 at 100.00	AAA	4,018,140
3,825	4.000%, 2/01/42	2/27 at 100.00	AAA	4,352,353
1,000	4.000%, 2/01/43	2/27 at 100.00	AAA	1,135,800

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Brooklyn Center Independent School District 286, Minnesota, General Obligation Bonds, Series 2018A:
$1,090	4.000%, 2/01/36	2/27 at 100.00	Aa2	$1,235,286
1,880	4.000%, 2/01/38	2/27 at 100.00	Aa2	2,113,082
2,715	4.000%, 2/01/41	2/27 at 100.00	Aa2	3,027,958
2,260	4.000%, 2/01/42	2/27 at 100.00	Aa2	2,516,329
230	Chaska, Minnesota, General Obligation Bonds, Series 2020C, 5.000%, 2/01/30 (WI/DD, Settling 9/02/20)	No Opt. Call	AA	312,358
1,160	Chisago Lakes, Minnesota, Independent School District 2144, General Obligation Bonds, School Building Series 2017A, 3.000%, 2/01/32	2/27 at 100.00	AAA	1,280,570
1,000	Cloquet Independent School District 94, Carlton and Saint Louis Counties, Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/36	2/25 at 100.00	Aa2	1,088,910
1,000	Cloquet Independent School District 94, Carlton and Sant Louis Counties, Minnesota, General Obligation Bonds, School Building Series 2015B, 5.000%, 2/01/27	2/25 at 100.00	Aa2	1,201,680
1,100	Dakota County Community Development Agency, Minnesota, Governmental Housing Development General Obligation Bonds, Series 2015A, 4.000%, 1/01/42	1/23 at 100.00	Aaa	1,152,195
	Dawson-Boyd Independent School District 378, Yellow Medicine County, Minnesota, General Obligation Bonds, School Building Series 2019A:
1,145	4.000%, 2/01/31	2/28 at 100.00	AAA	1,379,095
1,145	4.000%, 2/01/32	2/28 at 100.00	AAA	1,369,500
500	Dilworth-Glyndon-Felton Independent School District 2164, Clay County, Minnesota, General Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/35	2/26 at 100.00	AAA	536,350
595	Duluth, Minnesota, General Obligation Bonds, Refunding Capital Improvement Series 2019C, 5.000%, 2/01/32	2/29 at 100.00	AA	772,381
2,130	Duluth, Minnesota, General Obligation Bonds, Refunding DECC Improvement Series 2016A, 5.000%, 2/01/32	2/26 at 100.00	AA	2,597,024
1,500	Eden Prairie Independent School District 272, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2019B, 4.000%, 2/01/31	2/28 at 100.00	Aa2	1,794,885
1,250	Eveleth-Gilbert Public Schools Independent School District 2154, Saint Louis County, Minnesota, General Obligation Bonds, Series 2019A, 5.000%, 2/01/30	2/28 at 100.00	AAA	1,618,413
	Forest Lake, Washington County, Minnesota, General Obligation Bonds, Series 2019A:
2,145	5.000%, 2/01/29	No Opt. Call	AA+	2,880,928
1,960	4.000%, 2/01/32	2/29 at 100.00	AA+	2,393,532
480	Fridley, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series 2017, 3.250%, 2/01/34	2/26 at 100.00	Aa2	519,682
700	Greenway Independent School District 316, Itasca County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2019F, 0.000%, 2/01/30	2/26 at 90.86	AAA	592,704
1,390	Hutchinson Independent School District 423, McLeod, Meeker, Renville Counties, Minnesota, General Obligation Bonds, School Building Series 2016A, 5.000%, 2/01/28	2/26 at 100.00	Aa2	1,708,004
5,000	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42	2/27 at 100.00	AAA	5,679,550
1,000	Itasca County Independent School District 318, Minnesota, General Obligation Bonds, Series 2018A, 5.000%, 2/01/29	2/27 at 100.00	AAA	1,262,130

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	La Crescent, Minnesota, General Obligation Bonds, Series 2019B:
$170	4.000%, 2/01/25	No Opt. Call	A1	$194,602
165	4.000%, 2/01/26	No Opt. Call	A1	192,370
100	4.000%, 2/01/27	No Opt. Call	A1	118,863
335	La Crescent, Minnesota, General Obligation Bonds, Series 2020A, 4.000%, 2/01/27	No Opt. Call	A1	398,191
500	La Crescent-Hokah Independent School District 300, Houston and Winona Counties, Minnesota, General Obligation Bonds, School Building & Maintenance Series 2019A, 4.000%, 2/01/30	2/27 at 100.00	Aa2	587,385
	Lake City Independent School District 813, Goodhue and Wabasha Counties, Minnesota, General Obligation Bonds, Refunding Series 2019A:
1,330	5.000%, 2/01/27	No Opt. Call	AAA	1,696,668
1,140	3.000%, 2/01/28	2/27 at 100.00	AAA	1,294,630
	Lake Crystal, Minnesota, General Obligation Bonds, Series 2019A:
145	3.000%, 12/15/27	No Opt. Call	AA	165,533
145	3.000%, 12/15/28	12/27 at 100.00	AA	164,034
160	3.000%, 12/15/29	12/27 at 100.00	AA	179,880
315	3.000%, 12/15/30	12/27 at 100.00	AA	351,675
4,100	Lakeville Independent School District 194, Dakota County, Minnesota, General Obligation Bonds, School Building & Facilities Maintenance Series 2020A, 3.000%, 2/01/29	2/28 at 100.00	Aa2	4,725,947
	Lester Prairie Independent School District 424, McLeaod County, Minnesota, General Obligation Bonds, School Building Series 2019A:
590	5.000%, 2/01/28	No Opt. Call	Aa2	765,844
590	4.000%, 2/01/31	2/29 at 100.00	Aa2	715,599
	Maccray Independent School District 2180, Chippewa, Kandiyohi and Renville Counties, Minnesota, General Obligation Bonds, School Building Series 2020A:
1,965	4.000%, 2/01/28	No Opt. Call	Aa2	2,408,127
2,040	3.000%, 2/01/29	2/28 at 100.00	Aa2	2,338,819
	Madison, Minnesota, General Obligation Bonds, Refunding Series 2015A:
660	3.600%, 1/01/35 – AGM Insured	1/23 at 100.00	AA	689,634
500	4.000%, 1/01/45 – AGM Insured	1/23 at 100.00	AA	520,940
2,000	Mankato Independent School District 77, Minnesota, General Obligation Bonds, School Building Series 2014A, 4.000%, 2/01/28	2/24 at 100.00	AAA	2,226,240
	Maple River Independent School District 2135, Minnesota, General Obligation Bonds, School Building Series 2020A:
425	4.000%, 2/01/31	2/30 at 100.00	AAA	534,127
245	4.000%, 2/01/32	2/30 at 100.00	AAA	305,268
2,250	4.000%, 2/01/45	2/30 at 100.00	AAA	2,668,613
1,500	4.000%, 2/01/50	2/30 at 100.00	AAA	1,768,260
1,300	Marshall Independent School District 413, Lyon County, Minnesota, General Obligation Bonds, School Building Series 2019B, 4.000%, 2/01/28	No Opt. Call	Aa2	1,597,362

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$585	Milaca Independent School District 912, Millie Lacs, Morrison, Benton, Kanabec and Isanti Counties, Minnesota, General Obligation Bonds, Refunding Alternative Facilities Crossover Series 2014B, 4.000%, 2/01/26	2/24 at 100.00	Aa2	$653,632
1,495	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2017B, 4.000%, 2/01/36	2/28 at 100.00	AAA	1,756,221
	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2019B:
1,475	5.000%, 2/01/29	No Opt. Call	AAA	1,978,226
1,570	5.000%, 2/01/30	2/29 at 100.00	AAA	2,092,857
2,060	4.000%, 2/01/35	2/29 at 100.00	AAA	2,475,935
2,195	Minneapolis, Minnesota, General Obligation Bonds, Improvement & Various Purpose Series 2018, 4.000%, 12/01/35	12/26 at 100.00	AAA	2,530,769
1,000	Minnesota State, General Obligation Bonds, Refunding Various Purpose Series 2016D, 2.250%, 8/01/29	8/26 at 100.00	AAA	1,075,760
500	Minnesota State, General Obligation Bonds, Various Purpose Refunding Series 2013F, 5.000%, 10/01/21	No Opt. Call	AAA	526,170
500	Minnesota State, General Obligation Bonds, Various Purpose Series 2013D, 3.000%, 10/01/26	10/23 at 100.00	AAA	537,660
3,130	Minnesota State, General Obligation Bonds, Various Purpose Series 2017A, 5.000%, 10/01/29	10/27 at 100.00	AAA	4,054,477
155	Minnesota State, General Obligation Bonds, Various Purpose Series 2019A, 5.000%, 8/01/36	8/29 at 100.00	AAA	204,203
	Montgomery Independent School District 2905, Minnesota, General Obligation Bonds, School Building Series 2018A:
250	4.000%, 2/01/32	2/25 at 100.00	Aa2	278,803
500	4.000%, 2/01/36	2/25 at 100.00	Aa2	552,045
	Moorhead Independent School District 152, Clay County, Minnesota, General Obligation Bonds, School Building Series 2020A:
4,070	3.000%, 2/01/43	2/28 at 100.00	Aa2	4,339,800
1,100	3.000%, 2/01/44	2/28 at 100.00	Aa2	1,170,532
	Mora Independent School District 332, Kanabec County, Minnesota, General Obligation Bonds, School Building Series 2020A:
2,620	4.000%, 2/01/28	No Opt. Call	AAA	3,210,836
1,085	3.000%, 2/01/29	2/28 at 100.00	AAA	1,238,094
1,850	3.000%, 2/01/30	2/28 at 100.00	AAA	2,094,792
300	Mountain Lake, Minnesota, General Obligation Bonds, Series 2017B, 4.000%, 2/01/43	2/25 at 100.00	A+	325,329
2,000	North Saint Paul-Maplewood-Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A, 3.375%, 2/01/35	2/27 at 100.00	Aa2	2,224,220
595	North Saint Paul-Maplewood-Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, Refunding Alternate Facilities Series 2019C, 4.000%, 2/01/30	2/28 at 100.00	Aa2	721,574

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,600	North Saint Paul-Maplewood-Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2019A, 5.000%, 2/01/32	2/28 at 100.00	Aa2	$2,037,168
720	Otter Tail County, Minnesota, General Obligation Bonds, Capital Improvement Series 2016A, 3.000%, 2/01/23 (ETM)	No Opt. Call	AA	764,647
1,360	Pillager Independent School District 116, Cass and Morrison County, Minnesota, General Obligation Bonds, School Building Series 2019A, 3.000%, 2/01/33	2/28 at 100.00	AAA	1,513,626
1,205	Pipestone-Jasper Independent School District 2689, Minnesota, General Obligation Bonds, Series 2019A, 5.000%, 2/01/29	No Opt. Call	AAA	1,616,110
4,000	Richfield Independent School District 280, Hennepin County, Minnesota, General Obligation Bonds, School Buildings Series 2018A, 4.000%, 2/01/40	2/27 at 100.00	AAA	4,514,720
1,250	Robbinsdale Independent School District 281, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A, 3.000%, 2/01/30	8/26 at 100.00	Aa2	1,353,213
2,765	Rosemount Independent School District 196, Dakota County, Minnesota, General Obligation Bonds, School Building Series 2016A, 5.000%, 2/01/27	2/26 at 100.00	AAA	3,407,503
	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2018A:
3,250	5.000%, 2/01/30	2/27 at 100.00	Aa2	4,047,875
2,500	4.000%, 2/01/35	2/27 at 100.00	Aa2	2,855,675
1,500	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation Bonds, Series 1994, 4.000%, 2/01/37	2/27 at 100.00	Aa2	1,701,735
	Russell-Tyler-Ruthton Public Schools Independent School District 2902, Minnesota, General Obligation Bonds, Series 2019A:
1,620	5.000%, 2/01/30	2/29 at 100.00	AAA	2,159,509
1,700	4.000%, 2/01/31	2/29 at 100.00	AAA	2,092,292
575	Saint Francis Independent School District 15, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/35	2/23 at 100.00	Aa2	609,609
1,000	Saint James Independent School District 840, Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/45	2/26 at 100.00	AAA	1,110,350
	Saint Michael Independent School District 885, Wright County, Minnesota, General Obligation Bonds, School Building Series 2017A:
1,340	4.000%, 2/01/28	2/26 at 100.00	Aa2	1,560,216
1,400	4.000%, 2/01/30	2/26 at 100.00	Aa2	1,613,290
1,885	3.200%, 2/01/32	2/26 at 100.00	Aa2	2,048,430
	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, Capital Facilities Series 2020A:
250	4.000%, 2/01/33	2/27 at 100.00	Aa2	285,435
425	4.000%, 2/01/34	2/27 at 100.00	Aa2	482,294
3,390	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, Series 2013A, 3.000%, 2/01/25	2/23 at 100.00	Aa2	3,572,348
2,500	Sibley East Independent School District 2310, Sibley, Minnesota, General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/40	2/25 at 100.00	Aa2	2,739,900
420	Sleepy Eye, Minnesota, General Obligation Bonds, Refunding Series 2020A, 4.000%, 2/01/28 – MUNICIPAL AS Insured	No Opt. Call	AA	510,006

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A:
$1,330	4.000%, 2/01/31	2/27 at 100.00	Aa2	$1,553,081
670	4.000%, 2/01/33	2/27 at 100.00	Aa2	772,450
	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2020A:
1,575	5.000%, 2/01/28	No Opt. Call	Aa2	2,031,325
1,575	4.000%, 2/01/29	2/28 at 100.00	Aa2	1,905,656
700	4.000%, 2/01/30	2/28 at 100.00	Aa2	842,261
1,000	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, School Building Series 2016A, 4.000%, 2/01/29	2/26 at 100.00	Aa2	1,154,900
	Swift County-Benson Hospital District, Minnesota, Congregate Senior Revenue Bonds, Series 2020A:
150	4.000%, 2/01/25	No Opt. Call	AA-	171,779
330	4.000%, 2/01/28	No Opt. Call	AA-	398,102
345	4.000%, 2/01/29	No Opt. Call	AA-	421,186
	Virginia, Minnesota, General Obligation Bonds, Sales Tax Series 2020A:
535	4.000%, 2/01/31 – AGM Insured	2/28 at 100.00	AA	636,420
500	4.000%, 2/01/32 – AGM Insured	2/28 at 100.00	AA	591,040
815	4.000%, 2/01/33 – AGM Insured	2/28 at 100.00	AA	955,514
655	4.000%, 2/01/35 – AGM Insured	2/28 at 100.00	AA	758,876
245	4.000%, 2/01/37 – AGM Insured	2/28 at 100.00	AA	281,843
2,500	Waconia Independent School District, Minnesota, General Obligation Bonds, School Building Series 2015B, 3.000%, 2/01/28	2/25 at 100.00	Aa2	2,712,600
1,315	Waseca Independent School District 829, Steele, Rice, and Waseca Counties, Minnesota, General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/27	2/26 at 100.00	Aa2	1,541,285
1,685	Watertown-Mayer Independent School District 111, Carver, Hennepin and Wright Counties, Minnesota, General Obligation Bonds, School Building Series 2020A, 0.000%, 2/01/32	2/28 at 92.57	AAA	1,378,313
1,220	West Saint Paul-Mendota Heights-Eagan Independent School District 197, Dakota County, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/39	2/27 at 100.00	AAA	1,395,009
	White Bear Lake Independent School District 624, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2020A:
4,820	4.000%, 2/01/27	No Opt. Call	AAA	5,856,252
5,000	3.000%, 2/01/42	2/28 at 100.00	AAA	5,367,750
170,440	Total Tax Obligation/General			197,896,531
	Tax Obligation/Limited – 6.4%
750	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Full Term Series 2019B, 5.000%, 2/01/25	No Opt. Call	Aa2	885,367
600	Elbow Lake Economic Development Authority, Minnesota, Lease Revenue Bonds, Grant County Public Project, Series 2017A, 4.200%, 12/15/43	12/27 at 100.00	N/R	629,934

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$135	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding Series 2015, 4.000%, 3/01/30	3/23 at 100.00	N/R	$136,507
425	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/27	3/23 at 100.00	N/R	430,244
1,090	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2015C, 3.250%, 8/01/30	8/24 at 100.00	AA+	1,166,616
	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2017A:
200	4.000%, 8/01/30	8/27 at 100.00	AA+	234,754
475	4.000%, 8/01/34	8/27 at 100.00	AA+	547,129
325	4.000%, 8/01/35	8/27 at 100.00	AA+	373,055
1,125	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2018D, 4.000%, 8/01/38	8/28 at 100.00	AA+	1,314,416
3,105	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2020B, 4.000%, 8/01/32 (WI/DD, Settling 9/01/20)	8/30 at 100.00	AA+	3,877,990
	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2015A:
1,470	3.625%, 2/01/34	2/25 at 100.00	A2	1,571,871
580	3.750%, 2/01/36	2/25 at 100.00	A2	620,623
4,600	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2015B, 4.000%, 2/01/42	2/25 at 100.00	A2	4,958,386
1,000	Plymouth Intermediate District 287, Minnesota, Certificates of Participation, Refunding Series 2017A, 4.000%, 2/01/36	2/27 at 100.00	A1	1,137,840
	Plymouth Intermediate District 287, Minnesota, Facilities Maintenance Bonds, Series 2017B:
175	4.000%, 5/01/29	5/27 at 100.00	A1	205,924
200	4.000%, 5/01/32	5/27 at 100.00	A1	231,190
100	4.000%, 5/01/33	5/27 at 100.00	A1	115,052
4,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 4.500%, 7/01/34	7/25 at 100.00	N/R	4,762,710
	Saint Cloud Independent School District 742, Stearns County, Minnesota, Certificates of Participation, Saint Cloud Area Public Schools, Series 2017A:
355	5.000%, 2/01/32	2/25 at 100.00	A1	417,050
520	5.000%, 2/01/34	2/25 at 100.00	A1	608,431
	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, 2700 University at Westgate Station, Series 2015B:
350	4.250%, 4/01/25	4/23 at 100.00	N/R	359,440
430	4.875%, 4/01/30	4/23 at 100.00	N/R	440,716
1,665	5.250%, 4/01/43	4/23 at 100.00	N/R	1,686,545
2,670	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2018B, 3.375%, 2/01/35	2/27 at 100.00	AAA	2,959,001

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2019B:
$1,005	4.000%, 2/01/36	2/29 at 100.00	AAA	$1,202,834
1,000	4.000%, 2/01/37	2/29 at 100.00	AAA	1,192,370
	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2020C:
3,325	4.000%, 2/01/30	2/28 at 100.00	AAA	4,029,700
2,840	3.000%, 2/01/36	2/28 at 100.00	AAA	3,100,116
	White Bear Lake Independent School District 624, Ramsey County, Minnesota, Certificates of Participation, Series 2020B:
745	5.000%, 4/01/24	No Opt. Call	A+	863,768
900	4.000%, 4/01/28	No Opt. Call	A+	1,095,048
36,660	Total Tax Obligation/Limited			41,154,627
	Transportation – 5.6%
1,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R	986,500
400	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%, 1/01/28	1/27 at 100.00	AA-	496,364
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A:
200	5.000%, 1/01/25	1/24 at 100.00	A+	227,026
2,000	5.000%, 1/01/31	1/24 at 100.00	A+	2,245,700
1,175	5.000%, 1/01/32	1/24 at 100.00	A+	1,315,248
750	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B, 5.000%, 1/01/26 (AMT)	1/24 at 100.00	A+	843,443
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A:
30	5.000%, 1/01/31	7/29 at 100.00	A+	38,306
70	5.000%, 1/01/37	7/29 at 100.00	A+	86,738
1,250	5.000%, 1/01/44	7/29 at 100.00	A+	1,519,375
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B:
2,000	5.000%, 1/01/35 (AMT)	7/29 at 100.00	A+	2,463,740
1,225	5.000%, 1/01/38 (AMT)	7/29 at 100.00	A+	1,492,124
2,215	5.000%, 1/01/39 (AMT)	7/29 at 100.00	A+	2,690,073
3,000	5.000%, 1/01/44 (AMT)	7/29 at 100.00	A+	3,596,070
7,250	5.000%, 1/01/49 (AMT)	7/29 at 100.00	A+	8,635,547

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C:
$125	5.000%, 1/01/33	1/27 at 100.00	AA-	$150,863
1,630	5.000%, 1/01/37	1/27 at 100.00	AA-	1,944,117
5,580	5.000%, 1/01/46	1/27 at 100.00	AA-	6,542,996
475	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2016D, 5.000%, 1/01/34 (AMT)	1/27 at 100.00	A+	558,880
30,375	Total Transportation			35,833,110
	U.S. Guaranteed – 4.0% (5)
10,000	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2011, 6.000%, 2/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	A+	10,239,400
1,135	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy PRoject, Series 2013A, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	1,297,407
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1:
625	6.000%, 10/01/32 (Pre-refunded 10/01/21)	10/21 at 100.00	Baa3	663,475
2,000	6.000%, 10/01/40 (Pre-refunded 10/01/21)	10/21 at 100.00	Baa3	2,123,120
1,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2011A, 6.625%, 9/01/42 (Pre-refunded 9/01/21)	9/21 at 100.00	BBB-	1,594,080
	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc, Series 2015A:
110	5.250%, 11/15/35 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R	111,087
1,600	5.000%, 11/15/40 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R	1,980,448
1,540	University of Minnesota, General Revenue Bonds, Series 2011A, 5.250%, 12/01/29 (Pre-refunded 12/01/20)	12/20 at 100.00	Aa1	1,559,281
3,715	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	4,295,877
1,530	Worthington Independent School District 518, Nobles County, Minnesota, Certificates of Participation, Series 2017A, 4.000%, 2/01/42 (Pre-refunded 2/01/26)	2/26 at 100.00	A+	1,826,514
23,755	Total U.S. Guaranteed			25,690,689
	Utilities – 10.4%
235	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	247,453
5,045	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2010A, 5.000%, 10/01/30	10/20 at 100.00	A1	5,063,767
500	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014, 4.000%, 10/01/21	No Opt. Call	A1	520,220
	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A:
1,000	4.000%, 10/01/31	10/24 at 100.00	A1	1,108,930
1,000	4.000%, 10/01/32	10/24 at 100.00	A1	1,104,130
2,250	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016, 5.000%, 10/01/47	10/26 at 100.00	A1	2,708,685

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$3,500	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A, 5.000%, 12/01/47	12/26 at 100.00	Aa3	$4,191,845
	Saint Paul Housing and Redevelopment Authority, Minnesota, District Energy Revenue Bonds, Refunding Series 2017A:
390	4.000%, 10/01/28	10/27 at 100.00	A-	459,514
675	4.000%, 10/01/33	10/27 at 100.00	A-	769,675
	Saint Paul Housing and Redevelopment Authority, Minnesota, District Energy Revenue Bonds, Refunding Series 2017B:
355	4.000%, 10/01/28	10/27 at 100.00	A-	418,275
270	4.000%, 10/01/29	10/27 at 100.00	A-	316,275
2,000	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2017-3, 4.000%, 10/01/42	10/27 at 100.00	A-	2,251,340
1,180	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2017-4, 4.000%, 10/01/40 (AMT)	10/27 at 100.00	A-	1,314,721
1,075	Southern Minnesota Municipal Power Agency Power Supply System Revenue Bonds, Series 2015A, 5.000%, 1/01/27	1/26 at 100.00	AA-	1,315,381
	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
1,825	0.000%, 1/01/21 – NPFG Insured	No Opt. Call	A+	1,822,646
755	0.000%, 1/01/22 – NPFG Insured	No Opt. Call	A+	750,160
3,055	0.000%, 1/01/23 – NPFG Insured	No Opt. Call	A+	3,014,552
10,530	0.000%, 1/01/24 – NPFG Insured	No Opt. Call	A+	10,289,811
4,805	0.000%, 1/01/25 – NPFG Insured	No Opt. Call	A+	4,647,588
7,175	0.000%, 1/01/26 – NPFG Insured	No Opt. Call	A+	6,833,542
	Thief River Falls, Minnesota, Electric Revenue Bonds, Series 2018A:
230	4.000%, 2/01/35 – AGM Insured	2/26 at 100.00	AA	259,879
260	4.000%, 2/01/38 – AGM Insured	2/26 at 100.00	AA	291,590
13,765	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2018A, 5.000%, 1/01/49	7/28 at 100.00	Aa3	16,971,832
61,875	Total Utilities			66,671,811
	Water and Sewer – 0.3%
1,240	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	1,402,415
135	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A, 5.000%, 1/01/50	7/30 at 100.00	A-	164,330
1,375	Total Water and Sewer			1,566,745
$541,050	Total Long-Term Investments (cost $569,211,058)			602,861,208

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 4.5%
	MUNICIPAL BONDS – 4.5%
	Education and Civic Organizations – 0.1%
$900	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Variable Rate Demand Obligations, Refunding Series 2009, 0.090%, 12/01/40 (6)	11/20 at 100.00	A-1	$900,000
	Health Care – 4.1%
12,600	Minneapolis, Minnesota, Health Care System Revenue Bonds, Variable Rate Demand Obligations, Fairview Health Services, Series 2018A, 0.030%, 11/15/48 (6)	10/20 at 100.00	VMIG1	12,600,000
2,575	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Variable Rate Demand Obligations, Allina Health System, Series 2007C1, 0.080%, 11/15/34 (6)	10/20 at 100.00	A-1	2,575,000
1,810	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Variable Rate Demand Obligations, Allina Health System, Series 2007C2, 0.090%, 11/15/34 (6)	10/20 at 100.00	A-1	1,810,000
285	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Variable Rate Demand Obligations, Mayo Clinic Series 2008A, 0.080%, 11/15/38 (6)	10/20 at 100.00	A-1+	285,000
5,230	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Variable Rate Demand Obligations, Mayo Clinic Series 2008B, 0.080%, 11/15/38 (6)	10/20 at 100.00	A-1+	5,230,000
4,000	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Variable Rate Demand Obligations, Mayo Clinic, Series 2011, 0.080%, 11/15/38 (6)	10/20 at 100.00	A-1+	4,000,000
26,500	Total Health Care			26,500,000
	Housing/Single Family – 0.1%
520	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Variable Rate Demand Obligations, Series 2016F, 0.120%, 1/01/41 (AMT) (6)	10/20 at 100.00	A-1+	520,000
	Tax Obligation/General – 0.2%
1,000	Hennepin County, Minnesota, General Obligation Bonds, Variable Rate Demand Obligations, Variable Rate Series 2018B, 0.090%, 12/01/38 (6)	10/20 at 100.00	A-1+	1,000,000
$28,920	Total Short-Term Investments (cost $28,920,000)			28,920,000
	Total Investments (cost $598,131,058) – 98.5%			631,781,208
	Other Assets Less Liabilities – 1.5%			9,845,880
	Net Assets – 100%			$641,627,088

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$602,861,208	$ —	$602,861,208
Short-Term Investments:
Municipal Bonds	—	28,920,000	—	28,920,000
Total	$ —	$631,781,208	$ —	$631,781,208

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Nebraska Municipal Bond Fund
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 93.8%
	MUNICIPAL BONDS – 93.8%
	Consumer Staples – 1.0%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1:
$65	4.000%, 6/01/48	6/30 at 100.00	BBB+	$71,904
1,000	3.000%, 6/01/48	6/30 at 100.00	BBB+	990,660
1,065	Total Consumer Staples			1,062,564
	Education and Civic Organizations – 4.7%
1,500	Douglas County, Nebraska, Educational Facilities Revenue Bonds, Creighton University Projects, Refunding Series 2017, 5.000%, 7/01/47	7/27 at 100.00	A2	1,736,340
	Lincoln, Nebraska, Educational Facilities Revenue and Refunding Bonds, Nebraska Wesleyan University Project, Series 2012:
685	3.300%, 4/01/25	4/22 at 100.00	A-	713,496
410	4.000%, 4/01/32	4/22 at 100.00	A-	428,106
525	Nebraska Educational Finance Authority, Revenue Bonds, Clarkson College Project, Refunding Series 2011, 5.450%, 9/01/35	5/21 at 100.00	Aa3	543,994
500	Southeast Community College Area, Nebraska, Facilities Revenue Bonds, Series 2020, 3.000%, 3/15/45 – AGM Insured	7/25 at 100.00	AA	505,365
1,000	University of Nebraska Facilities Corporation, Nebraska, Facilities Bonds, Refunding Series 2017B, 4.000%, 5/15/37	11/27 at 100.00	Aa1	1,163,760
4,620	Total Education and Civic Organizations			5,091,061
	Health Care – 7.0%
200	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A	6/26 at 100.00	BB	215,366
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2020A:
575	4.000%, 11/15/40	11/30 at 100.00	AA-	668,989
300	4.000%, 11/15/41	11/30 at 100.00	AA-	347,805
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2017:
180	5.000%, 11/15/37	5/27 at 100.00	AA-	214,502
1,050	5.000%, 11/15/47	5/27 at 100.00	AA-	1,229,991
775	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44	5/24 at 100.00	A-	841,898
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
500	4.125%, 11/01/36	11/25 at 100.00	A	548,235
1,000	5.000%, 11/01/45	11/25 at 100.00	A	1,130,570

Nuveen Nebraska Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$250	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A, 5.000%, 7/01/30	7/27 at 100.00	BBB	$296,763
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018:
500	5.000%, 7/01/34	7/25 at 100.00	BBB	561,555
435	5.000%, 7/01/35	7/25 at 100.00	BBB	486,552
875	Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West Medical Center Project, Refunding & Improvement Series 2016A, 5.250%, 2/01/37	2/27 at 100.00	BB+	927,561
6,640	Total Health Care			7,469,787
	Housing/Single Family – 4.2%
870	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Refunding Series 2016A, 3.500%, 9/01/36	3/25 at 100.00	AA+	917,650
950	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2016C, 3.350%, 9/01/36	9/25 at 100.00	AA+	1,006,801
1,365	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2018C, 3.750%, 9/01/38	9/27 at 100.00	AA+	1,499,766
1,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019A, 3.400%, 9/01/39	3/28 at 100.00	AA+	1,078,420
4,185	Total Housing/Single Family			4,502,637
	Long-Term Care – 3.8%
3,500	Nebraska Educational, Health, Cultural and Social Services Finance Authority, Revenue Bonds, Immanuel Retirement Communities Obligated Group, Series 2019A, 4.000%, 1/01/44	1/26 at 102.00	AA	3,866,170
220	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/23	No Opt. Call	A	247,581
3,720	Total Long-Term Care			4,113,751
	Tax Obligation/General – 29.8%
500	Adams County School District 18, Nebraska, General Obligation Bonds, Hastings Public Schools, Series 2017, 4.500%, 12/15/44	1/22 at 100.00	Aa3	522,365
	Adams County School District 18, Nebraska, General Obligation Bonds, Hastings Public Schools, Series 2019:
600	4.000%, 12/15/38	5/29 at 100.00	Aa3	704,850
975	4.000%, 12/15/44	5/29 at 100.00	Aa3	1,127,032
500	Buffalo County School District 007 Kearney Public Schools, Nebraska, General Obligation Bonds, School Building Series 2016, 3.000%, 12/15/36	4/26 at 100.00	AA-	530,715
	Colfax County School District 123 Schuyler Community Schools, Nebraska, General Obligation Bonds, Refunding Series 2019:
500	4.000%, 12/15/36	5/24 at 100.00	A1	551,260
500	4.000%, 12/15/39	5/24 at 100.00	A1	548,940
1,500	Dodge County School District 1 Fremont, Nebraska, General Obligation Bonds, Refunding Limited Tax Series 2019, 4.000%, 12/15/40	12/29 at 100.00	A+	1,760,595

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,090	Douglas County School District 059, Nebraska, General Obligation Bonds, Bennington Public Schools, School Building Series 2019, 4.000%, 6/15/33	3/24 at 100.00	AA-	$1,196,242
1,000	Douglas County School District 059, Nebraska, General Obligation Bonds, Bennington Public Schools, Series 2016, 3.375%, 12/15/41	12/25 at 100.00	AA-	1,075,070
1,500	Douglas County School District 059, Nebraska, General Obligation Bonds, School Building Series 2020B, 3.000%, 12/15/45	8/25 at 100.00	AA-	1,571,640
1,500	Douglas County School District 1, Nebraska, General Obligation Bonds, Omaha Public Schools Series 2020, 3.000%, 12/15/43	1/30 at 100.00	AA	1,647,135
750	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Series 2016, 4.000%, 12/15/36	12/25 at 100.00	AA-	846,698
1,000	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Series 2018, 4.000%, 12/15/38	12/28 at 100.00	AA-	1,162,770
750	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Series 2019, 4.000%, 12/15/39	12/29 at 100.00	AA-	882,960
	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Series 2020:
430	4.000%, 12/15/39	12/30 at 100.00	AA-	513,665
400	4.000%, 12/15/40	12/30 at 100.00	AA-	476,256
1,360	Douglas County School District 17 Millard, Nebraska, General Obligation Bonds, Series 2020, 3.000%, 12/15/36	12/30 at 100.00	AA	1,544,511
1,000	Lancaster County School District 1, Lincoln, Nebraska, General Obligation Bonds, 3.000%, 1/15/43	7/30 at 100.00	AAA	1,084,410
195	Omaha, Nebraska, General Obligation Bonds, Convention Center Project, Series 2004, 5.250%, 4/01/26	No Opt. Call	AA+	246,899
500	Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose Series 2017A, 4.000%, 4/15/33	4/27 at 100.00	AA+	583,775
500	Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose Series 2018A, 4.000%, 1/15/37	1/27 at 100.00	AA+	572,375
1,000	Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose Series 2019, 4.000%, 4/15/38	4/29 at 100.00	AA+	1,181,600
500	Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2018A, 5.000%, 1/15/33	1/27 at 100.00	AA+	621,090
1,000	Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2019A, 4.000%, 1/15/40	1/29 at 100.00	AA+	1,167,620
1,280	Omaha-Douglas Public Building Commission, General Obligation Bonds, Series 2020B, 4.000%, 5/01/43	5/29 at 100.00	AA+	1,509,453
750	Platte County School District 001, Columbus Public Schools, Nebraska, General Obligation Bonds, School Building Series 2014, 5.000%, 12/15/39	6/24 at 100.00	Aa2	858,240
750	Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation Bonds, Refunding Series 2019C, 4.000%, 6/15/43	6/29 at 100.00	AA-	869,393
	Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation Bonds, Series 2019:
1,000	5.000%, 6/15/40	6/29 at 100.00	AA-	1,271,470
1,000	5.000%, 6/15/41	6/29 at 100.00	AA-	1,266,590

Nuveen Nebraska Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Sarpy County School District 1, Bellevue Public School, Nebraska, General Obligation Bonds, School Building Series 2017:
$550	5.000%, 12/15/29	12/27 at 100.00	Aa3	$696,135
500	5.000%, 12/15/35	12/27 at 100.00	Aa3	614,015
1,000	Sarpy County School District 1, Bellevue Public School, Nebraska, General Obligation Bonds, School Building Series 2020, 4.000%, 12/15/40	12/30 at 100.00	Aa3	1,205,120
	Southeast Community College Area, Nebraska, Certificates of Participation, Series 2018:
215	5.000%, 12/15/30	6/28 at 100.00	Aa1	281,166
1,000	5.000%, 12/15/47	6/28 at 100.00	Aa1	1,229,640
27,595	Total Tax Obligation/General			31,921,695
	Tax Obligation/Limited – 4.3%
500	Columbus, Nebraska, Sales Tax Revenue Bonds, Police & Fire Project, Series 2018, 4.000%, 9/15/27	9/23 at 100.00	A	546,550
265	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	BB	271,938
500	Omaha Public Facilities Corporation, Nebraska, Lease Revenue Bonds, Omaha Baseball Stadium Project, Series 2016, 4.000%, 6/01/36	6/26 at 100.00	AA+	535,205
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
750	4.550%, 7/01/40	7/28 at 100.00	N/R	798,735
650	4.750%, 7/01/53	7/28 at 100.00	N/R	683,176
600	5.000%, 7/01/58	7/28 at 100.00	N/R	640,620
1,000	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 5.000%, 7/01/58	7/28 at 100.00	A1	1,109,850
4,265	Total Tax Obligation/Limited			4,586,074
	Transportation – 3.7%
	Guam International Airport Authority, Revenue Bonds, Series 2013C:
500	6.000%, 10/01/34 – AGM Insured (AMT)	10/23 at 100.00	AA	552,605
165	6.375%, 10/01/43 (AMT)	10/23 at 100.00	BBB+	170,194
825	Lincoln, Nebraska, Airport Revenue Bonds, Series 2015A, 4.000%, 7/01/45	7/25 at 100.00	Aa1	904,720
	Omaha Airport Authority, Nebraska, Airport Facilities Revenue Refunding Bonds, Series 2017A:
1,000	5.000%, 12/15/34 (AMT)	12/26 at 100.00	AA-	1,182,480
1,000	5.000%, 12/15/36 (AMT)	12/26 at 100.00	AA-	1,176,570
3,490	Total Transportation			3,986,569
	U.S. Guaranteed – 11.3% (4)
	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012:
1,000	4.000%, 11/01/37 (Pre-refunded 11/01/21)	11/21 at 100.00	A	1,042,120
2,800	5.000%, 11/01/42 (Pre-refunded 11/01/21)	11/21 at 100.00	A	2,950,416
2,460	Lincoln- West Haymarket Joint Public Agency, Nebraska, General Obligation Facility Bonds, Series 2011, 5.000%, 12/15/42 (Pre-refunded 12/15/21)	12/21 at 100.00	AAA	2,612,249

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
	Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose Series 2013A:
$715	4.500%, 11/15/28 (Pre-refunded 11/15/23)	11/23 at 100.00	AA+	$812,612
365	4.500%, 11/15/29 (Pre-refunded 11/15/23)	11/23 at 100.00	AA+	414,830
500	Papio-Missouri River Natural Resources District, Nebraska, Flood Protection and Water Quality Enhancement Revenue Bonds, Series 2017, 4.000%, 12/15/31 (Pre-refunded 6/15/22)	6/22 at 100.00	AA	534,045
500	Scotts Bluff County School District 16, Nebraska, General Obligation Bonds, Gering Public Schools Series 2017, 5.000%, 12/01/46 (Pre-refunded 5/30/22)	5/22 at 100.00	A1	541,495
600	University of Nebraska, Revenue Bonds, Omaha Student Housing Project, Refunding Series 2017A, 5.000%, 5/15/32 (Pre-refunded 11/15/27)	11/27 at 100.00	Aa1	799,278
1,000	University of Nebraska, Revenue Bonds, Refunding Lincoln Student Fees and Facilities Series 2011, 5.000%, 7/01/42 (Pre-refunded 1/01/22)	1/22 at 100.00	Aa1	1,064,020
1,125	University of Nebraska, Revenue Bonds, Refunding Omaha Student Health & Recreation Project Series 2016B, 3.000%, 5/15/30 (Pre-refunded 5/15/26)	5/26 at 100.00	Aa1	1,296,619
11,065	Total U.S. Guaranteed			12,067,684
	Utilities – 18.4%
800	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	A	846,528
465	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Refunding Crossover Series 2017A, 5.000%, 9/01/37	No Opt. Call	A	636,231
2,350	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	2,529,587
	Columbus, Nebraska, Combined Revenue Bonds, Refunding Series 2020:
375	4.000%, 6/15/34	6/30 at 100.00	AA	456,184
400	4.000%, 6/15/35	6/30 at 100.00	AA	484,824
1,500	Fremont, Nebraska, Combined Utilities System Revenue Bonds, Series 2014B, 5.000%, 7/15/34	7/21 at 100.00	AA-	1,562,640
235	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	247,453
870	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2018, 5.000%, 9/01/34	3/27 at 100.00	AA	1,079,200
435	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2020A, 5.000%, 9/01/33	3/30 at 100.00	AA	581,930
110	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/31	4/22 at 100.00	A+	117,363
1,850	Nebraska Public Power District, General Revenue Bonds, Series 2012A, 5.000%, 1/01/34	1/22 at 100.00	A+	1,949,197
1,500	Nebraska Public Power District, General Revenue Bonds, Series 2016A, 5.000%, 1/01/41	1/26 at 100.00	A+	1,764,795
500	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Refunding Series 2015C, 4.000%, 2/01/38	2/25 at 100.00	AA	557,840
1,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Refunding Series 2016A, 4.000%, 2/01/38	2/26 at 100.00	AA	1,119,840
1,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2017A, 5.000%, 2/01/42	12/27 at 100.00	AA	1,247,230
1,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2018A, 5.000%, 2/01/39	2/28 at 100.00	AA	1,255,480

Nuveen Nebraska Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$320	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Refunding Series 2015A, 3.500%, 2/01/42	2/25 at 100.00	A+	$339,338
1,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/31	1/25 at 100.00	A2	1,168,080
1,500	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/40	7/26 at 100.00	A2	1,799,520
17,210	Total Utilities			19,743,260
	Water and Sewer – 5.6%
1,930	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40	7/27 at 100.00	A-	2,240,768
500	Metropolitan Utilities District Omaha, Nebraska, Water Revenue Bonds, Series 2015, 3.250%, 12/01/32	12/25 at 100.00	Aa2	546,920
1,500	Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Refunding Series 2019, 4.000%, 4/01/39	4/29 at 100.00	AA	1,765,020
1,395	Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Series 2011, 4.250%, 11/15/41	11/21 at 100.00	AA	1,450,019
5,325	Total Water and Sewer			6,002,727
$89,180	Total Long-Term Investments (cost $94,753,536)			100,547,809
	Other Assets Less Liabilities – 6.2%			6,617,267
	Net Assets – 100%			$107,165,076
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$100,547,809	$ —	$100,547,809

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax

Nuveen Oregon Intermediate Municipal Bond Fund
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 96.1%
	MUNICIPAL BONDS – 96.1%
	Education and Civic Organizations – 4.5%
$2,500	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2014A, 4.500%, 5/01/29	5/22 at 100.00	BBB	$2,571,425
1,095	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2015A, 5.000%, 5/01/30	5/25 at 100.00	BBB	1,199,299
	Forest Grove, Oregon, Student Housing Revenue Bonds, Oak Tree Foundation, Inc Project, Series 2017:
350	5.000%, 3/01/23	No Opt. Call	BBB-	360,675
440	5.000%, 3/01/24	No Opt. Call	BBB-	456,993
405	5.000%, 3/01/25	No Opt. Call	BBB-	422,366
1,270	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series 2014B, 5.000%, 4/01/27	4/24 at 100.00	AAA	1,481,341
120	Oregon Facilities Authority, Revenue Bonds, Howard Street Charter School Project, Series 2019A, 5.000%, 6/15/29, 144A	6/27 at 102.00	N/R	128,717
500	Oregon Facilities Authority, Revenue Bonds, Linfield College, Series 2010A, 4.750%, 10/01/28	10/20 at 100.00	Baa2	501,080
920	Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy Project, Series 2019A, 5.000%, 6/15/34, 144A	6/27 at 102.00	N/R	956,404
100	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2015A, 5.500%, 6/15/35, 144A	6/25 at 100.00	N/R	104,124
600	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A, 5.000%, 6/15/33	6/25 at 100.00	N/R	614,304
	Oregon Facilities Authority, Revenue Bonds, Reed College, Series 2017A:
795	5.000%, 7/01/30	7/27 at 100.00	Aa2	1,001,406
400	4.000%, 7/01/32	7/27 at 100.00	Aa2	471,352
	Oregon Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2015A:
450	5.000%, 4/01/29	4/25 at 100.00	A	513,823
700	5.000%, 4/01/30	4/25 at 100.00	A	796,446
210	Oregon Facilities Authority, Revenue Bonds, Willamette University, Refunding Series 2010A, 4.000%, 10/01/24	10/20 at 100.00	A-	210,416
10,855	Total Education and Civic Organizations			11,790,171
	Health Care – 13.9%
1,035	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/23	8/22 at 100.00	A-	1,119,839

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc, Series 2016A:
$375	4.000%, 1/01/33	1/26 at 100.00	A+	$417,049
1,000	5.000%, 1/01/33	1/26 at 100.00	A+	1,168,300
	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Refunding Series 2016:
265	5.000%, 9/01/28	9/26 at 100.00	A	316,248
730	5.000%, 9/01/29	9/26 at 100.00	A	867,386
200	5.000%, 9/01/30	9/26 at 100.00	A	236,784
600	5.000%, 9/01/31	9/26 at 100.00	A	705,516
270	5.000%, 9/01/32	9/26 at 100.00	A	315,870
500	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012, 4.000%, 9/01/24	9/22 at 100.00	A	529,440
1,620	Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Asante Health System, Refunding Series 2020A, 5.000%, 8/15/33	8/30 at 100.00	A+	2,119,819
1,000	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series 2016A, 5.000%, 6/01/30	6/26 at 100.00	A+	1,194,240
	Oregon Facilities Authority, Revenue Bonds, Peacehealth System, Refunding Series 2014A:
690	5.000%, 11/15/25	5/24 at 100.00	AA-	790,878
4,155	4.125%, 11/15/32	5/24 at 100.00	AA-	4,479,880
375	Oregon Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2011C, 5.000%, 10/01/20	No Opt. Call	AA-	376,346
1,815	Oregon Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2013A, 5.000%, 10/01/23	No Opt. Call	AA-	2,053,237
600	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services Project, Refunding Series 2020A, 5.000%, 10/01/30	No Opt. Call	BBB+	762,192
	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2016A:
485	5.000%, 10/01/29	10/26 at 100.00	BBB+	577,557
1,325	5.000%, 10/01/30	10/26 at 100.00	BBB+	1,570,496
	Oregon Health and Science University, Revenue Bonds, Refunding Series 2012A:
925	5.000%, 7/01/25	7/22 at 100.00	AA-	1,001,285
1,195	5.000%, 7/01/26	7/22 at 100.00	AA-	1,290,743
4,000	Oregon Health and Science University, Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/33	7/26 at 100.00	AA-	4,838,240
	Oregon Health and Science University, Revenue Bonds, Series 2019A:
1,070	5.000%, 7/01/29	No Opt. Call	AA-	1,431,553
1,000	5.000%, 7/01/30	1/30 at 100.00	AA-	1,341,690
500	5.000%, 7/01/31	1/30 at 100.00	AA-	666,625
2,000	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Series 2019A, 5.000%, 5/15/32	5/29 at 100.00	AA-	2,549,720

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Refunding Series 2016A:
$1,355	5.000%, 5/15/29	5/26 at 100.00	AA-	$1,636,054
560	5.000%, 5/15/30	5/26 at 100.00	AA-	674,218
1,000	5.000%, 5/15/31	5/26 at 100.00	AA-	1,198,970
30,645	Total Health Care			36,230,175
	Housing/Multifamily – 1.5%
	Clackamas County Housing Authority, Oregon, Multifamily Housing Revenue Bonds, Easton Ridge Apartments Project, Series 2013A:
285	4.000%, 9/01/22	No Opt. Call	Aa2	303,667
195	4.000%, 9/01/23	3/23 at 100.00	Aa2	210,530
340	Home Forward, Oregon, Multifamily Housing Revenue Bonds, Lovejoy Station Apartments, Refunding Series 2016, 4.000%, 7/15/29	7/26 at 100.00	Aa2	386,828
	Oregon Facilities Authority, Revenue Bonds, CHF Ashland Southern Oregon University Project Series 2012:
1,185	4.350%, 7/01/27	7/22 at 100.00	AA	1,261,812
400	4.700%, 7/01/33	7/22 at 100.00	AA	424,436
1,000	Oregon Facilities Authority, Revenue Bonds, College Housing Northwest Projects, Refunding Series 2013, 5.000%, 10/01/24	10/23 at 100.00	BBB-	1,046,690
40	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A, 4.250%, 7/01/21 (AMT)	9/20 at 100.00	Aaa	40,069
305	Portland Housing Authority, Oregon, Housing Revenue Bonds, Yards at Union Station Project, Refunding Series 2007, 4.750%, 5/01/22 (AMT)	10/20 at 100.00	Aa2	305,961
3,750	Total Housing/Multifamily			3,979,993
	Information Technology – 1.0%
2,375	Oregon State Business Development Commission, Recovery Zone Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%, 12/01/40 (Mandatory Put 8/14/23)	No Opt. Call	A+	2,499,640
	Long-Term Care – 4.1%
	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc, Series 2020A:
285	5.000%, 11/15/27	11/25 at 102.00	N/R	315,532
300	5.000%, 11/15/28	11/25 at 102.00	N/R	330,612
315	5.000%, 11/15/29	11/25 at 102.00	N/R	344,594
330	5.000%, 11/15/30	11/25 at 102.00	N/R	358,027

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Clackamas County Hospital Facility Authority, Oregon, Senior Living Revenue Bonds, Willamette View Project, Series 2017A:
$525	4.000%, 5/15/24	No Opt. Call	N/R	$547,937
445	4.000%, 11/15/24	No Opt. Call	N/R	466,921
355	4.000%, 5/15/25	No Opt. Call	N/R	372,519
460	4.000%, 11/15/25	No Opt. Call	N/R	484,941
200	4.000%, 5/15/26	11/25 at 102.00	N/R	210,942
400	4.000%, 11/15/26	11/25 at 102.00	N/R	423,636
350	4.000%, 5/15/27	11/25 at 102.00	N/R	370,444
350	4.000%, 11/15/27	11/25 at 102.00	N/R	371,809
450	Medford Hospital Facilities Authority, Oregon, Revenue Bonds, Rogue Valley Manor, Series 2013, 5.000%, 10/01/24	10/23 at 100.00	A-	487,354
1,500	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond, Terwilliger Plaza, Inc, Refunding Series 2012, 5.000%, 12/01/29	12/22 at 100.00	BBB	1,560,675
325	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond, Terwilliger Plaza, Inc, Refunding Series 2016, 5.000%, 12/01/30	12/26 at 100.00	BBB	358,066
575	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A, 5.000%, 10/01/24	No Opt. Call	N/R	598,086
1,040	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.125%, 7/01/35	7/25 at 100.00	N/R	1,062,443
	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Capital Manor, Inc, Refunding Series 2012:
235	5.000%, 5/15/22	No Opt. Call	BBB	242,431
550	5.750%, 5/15/27	5/22 at 100.00	BBB	582,719
1,150	Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview Retirement Community, Refunding Series 2016A, 5.000%, 11/15/31	11/24 at 102.00	N/R	1,213,204
10,140	Total Long-Term Care			10,702,892
	Tax Obligation/General – 42.3%
1,365	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2017D, 5.000%, 6/15/26	No Opt. Call	AA+	1,715,150
	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A:
350	5.000%, 6/15/26	No Opt. Call	AA+	438,645
2,835	5.000%, 6/15/27	No Opt. Call	AA+	3,653,890
280	Blue Mountain Hospital District, Grant County, Oregon, General Obligation Bonds, Refunding Series 2010, 5.000%, 2/01/21	No Opt. Call	Baa3	284,105
500	Central Oregon Community College District, Crook, Jefferson, Deschutes, Klamath, Lake, and Wasco Counties, Oregon, General Obligation Bonds, Series 2014, 5.000%, 6/01/29	6/24 at 100.00	AA	583,895
1,100	Chemeketa Community College District, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/15/26	6/24 at 100.00	AA+	1,292,302
200	Clackamas and Multnomah Counties School District 7J Lake Oswego, Oregon, General Obligation Bonds, Refunding Series 2005, 5.250%, 6/01/25 – AGM Insured	No Opt. Call	Aa1	245,850

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,640	Clackamas and Multnomah Counties School District 7J Lake Oswego, Oregon, General Obligation Bonds, Series 2017, 4.000%, 6/01/32	6/27 at 100.00	AA+	$1,938,218
1,250	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/15/28	6/25 at 100.00	AA+	1,518,562
1,135	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/15/28	6/24 at 100.00	AA+	1,332,013
	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2017B:
1,000	5.000%, 6/15/30	6/27 at 100.00	AA+	1,271,780
2,000	5.000%, 6/15/33	6/27 at 100.00	AA+	2,506,040
	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2018:
585	5.000%, 6/15/31	6/28 at 100.00	Aa1	759,938
550	5.000%, 6/15/32	6/28 at 100.00	Aa1	710,039
1,500	Clackamas County School District 46 Oregon Trail, Oregon, General Obligation Bonds, Refunding Series 2017, 5.000%, 6/15/30	6/27 at 100.00	AA+	1,913,355
325	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/01/29 – MUNICIPAL AS Insured	6/24 at 100.00	AA	378,212
570	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2018B, 5.000%, 6/15/33	6/28 at 100.00	AA+	737,033
	Clackamas County School District 86, Oregon, General Obligation Bonds, Refunding Series 2020A:
775	4.000%, 6/15/33	6/30 at 100.00	Aa1	970,114
560	4.000%, 6/15/34	6/30 at 100.00	Aa1	698,454
500	Clatsop County School District 1C Astoria, Oregon, General Obligation Bonds, Series 2019B, 5.000%, 6/15/30	6/29 at 100.00	Aa1	671,940
500	Clatsop County, Oregon, General Obligation Bonds, Series 2019, 5.000%, 6/15/31	6/29 at 100.00	Aa2	669,385
450	Columbia County School District 502 Saint Helens, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/33	6/27 at 100.00	Aa1	562,194
	Coos County School District 9 Coos Bay, Oregon, General Obligation Bonds, Series 2020:
185	5.000%, 6/15/31	6/30 at 100.00	AA+	251,796
430	5.000%, 6/15/33	6/30 at 100.00	AA+	575,860
765	5.000%, 6/15/34	6/30 at 100.00	AA+	1,020,900
1,000	David Douglas School District 40, Multnomah County, Oregon, General Obligation Bonds, Series 2012B, 0.000%, 6/15/25	No Opt. Call	AA+	970,040
3,055	Deshutes and Jefferson Counties School District 2J Redmond, Oregon, General Obligation Bonds, Series 2008B, 0.000%, 6/15/22	No Opt. Call	Aa1	3,032,760
2,000	Greater Albany School District 8J, Linn & Benton Counties, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/32	6/27 at 100.00	AA+	2,524,860
2,825	Hood River County School District, Oregon, General Obligation Bonds, Refunding Series 2016, 4.000%, 6/15/29	6/26 at 100.00	AA+	3,321,126

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Jackson County School District 5 Ashland, Oregon, General Obligation Bonds, Series 2019:
$2,120	5.000%, 6/15/31	6/29 at 100.00	AA+	$2,815,106
2,260	5.000%, 6/15/32	6/29 at 100.00	AA+	2,986,997
1,620	5.000%, 6/15/33	6/29 at 100.00	AA+	2,129,069
1,250	Jackson County School District 549C, Oregon, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/15/28	6/25 at 100.00	AA+	1,510,637
	Jackson County School District 6, Central Point, Oregon, General Obligation Bonds, Series 2019A:
1,675	4.000%, 6/15/34	6/29 at 100.00	Aa1	2,032,143
1,700	4.000%, 6/15/35	6/29 at 100.00	Aa1	2,046,290
435	Keizer, Oregon, General Obligation Assessment Bonds, Keizer Station Area A Local Improvement District, Series 2008, 5.200%, 6/01/31	10/20 at 100.00	Aa3	436,653
1,200	Lake Oswego, Oregon, General Obligation Bonds, Refunding Full Faith & Credit Series 2017, 4.000%, 12/01/31	12/27 at 100.00	AAA	1,438,140
2,000	Lane Community College, Oregon, General Obligation Bonds, Series 2020A, 4.000%, 6/15/34	6/30 at 100.00	Aa1	2,477,900
1,105	Lane County School District 4J Eugene, Oregon, General Obligation Bonds, Series 2019, 4.000%, 6/15/35	6/29 at 100.00	Aa1	1,345,304
510	Lebanon Rural Fire Protection District, Linn County, Oregon, General Obligation Bonds, Series 2020, 4.000%, 6/15/33 – BAM Insured	6/27 at 100.00	AA	594,915
205	Linn and Marion Counties School District 129J Santiam Canyon, Oregon, General Obligation Bonds, Series 2019, 5.000%, 6/15/34	6/29 at 100.00	AA+	267,564
	Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2020B:
1,135	0.000%, 6/15/32	6/30 at 100.00	AA+	1,475,307
1,000	0.000%, 6/15/33 (4)	6/30 at 100.00	AA+	1,291,610
	Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon, General Obligation Bonds, Series 2018:
1,500	5.000%, 6/15/31	6/28 at 100.00	AA+	1,959,015
2,000	5.000%, 6/15/33	6/28 at 100.00	AA+	2,584,340
	Marion County School District 103 Woodburn, Oregon, General Obligation Bonds, Series 2015:
1,000	5.000%, 6/15/27	6/25 at 100.00	Aa1	1,205,360
1,000	5.000%, 6/15/33	6/25 at 100.00	Aa1	1,189,740
1,000	Marion County School District 15 North Marion, Oregon, General Obligation Bonds, Series 2018B, 5.000%, 6/15/31	6/28 at 100.00	AA+	1,302,520
300	Marion-Clackamas Counties School District 4J Silver Falls, Oregon, General Obligation Bonds, Refunding Series 2013, 5.000%, 6/15/24	6/23 at 100.00	Aa1	339,294
	Multnomah County School District 7, Reynolds, Oregon, General Obligation Bonds, Series 2015A:
1,500	5.000%, 6/15/29	6/25 at 100.00	Aa1	1,818,300
2,250	5.000%, 6/15/30	6/25 at 100.00	Aa1	2,727,450

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,190	Nestucca Valley School District 101, Tillamook & Yamhill Counties, Oregon, General Obligation Bonds, Series 2018B Current Interest, 5.000%, 6/15/29	6/28 at 100.00	AA+	$1,568,634
	Oregon City, Oregon, General Obligation Bonds, Series 2018:
350	5.000%, 6/01/30	6/28 at 100.00	AA+	458,266
765	5.000%, 6/01/31	6/28 at 100.00	AA+	992,220
	Oregon State, General Obligation Bonds, Alternative Energy Series 2011B:
560	5.000%, 1/01/21 (AMT)	No Opt. Call	AA+	568,708
25	5.000%, 1/01/23 (AMT)	1/21 at 100.00	AA+	25,385
2,255	Oregon State, General Obligation Bonds, Article XI-Q State Projects, Refunding Series 2016G, 5.000%, 11/01/29	5/26 at 100.00	AA+	2,809,459
	Pacific Communities Health District, Oregon, General Obligation Bonds, Series 2016:
325	5.000%, 6/01/27	6/26 at 100.00	A1	403,140
350	5.000%, 6/01/28	6/26 at 100.00	A1	433,038
750	5.000%, 6/01/29	6/26 at 100.00	A1	925,568
1,000	5.000%, 6/01/30	6/26 at 100.00	A1	1,229,670
770	5.000%, 6/01/31	6/26 at 100.00	A1	943,935
1,210	Phoenix-Talent School District 4, Jackson County, Oregon, General Obligation Bonds, Current Interest Series 2018B, 5.000%, 6/15/32	6/28 at 100.00	AA+	1,557,911
	Port of Alsea, Lincoln County, Oregon, General Obligation Bonds, Series 2018:
225	3.750%, 6/15/28	No Opt. Call	N/R	248,495
180	4.000%, 6/15/33	6/28 at 100.00	N/R	202,001
900	Portland Community College District, Multnomah County, Oregon, General Obligation Bonds, Refunding Series 2016, 5.000%, 6/15/29	6/26 at 100.00	AA+	1,116,351
	Portland Community College District, Multnomah County, Oregon, General Obligation Bonds, Series 2018:
1,500	5.000%, 6/15/29	6/26 at 100.00	AA+	1,860,585
1,000	5.000%, 6/15/30	6/26 at 100.00	AA+	1,235,280
2,235	Portland, Oregon, General Obligation Bonds, Sellwood Bridge Project, Series 2014A, 5.000%, 6/01/28	6/24 at 100.00	Aaa	2,616,380
340	Redmond, Oregon, Full Faith and Credit Obligations, Refunding Series 2012A, 4.000%, 6/01/25	6/22 at 100.00	Aa3	361,760
350	Redmond, Oregon, Full Faith and Credit Obligations, Series 2014A, 5.000%, 6/01/25	6/24 at 100.00	Aa3	409,864
630	Redmond, Oregon, Full Faith and Credit Obligations, Series 2019B-1, 5.000%, 6/01/36	12/28 at 100.00	Aa3	802,141
500	Rogue Community College District, Jackson and Jospehine Counties, Oregon, General Obligation Bonds, Jackson County Service Area, Series 2016B, 4.000%, 6/15/31	6/26 at 100.00	Aa1	577,770
800	Salem-Keizer School District 24J, Marion and Polk Counties, Oregon, General Obligation Bonds, Series 2009B, 0.000%, 6/15/22	No Opt. Call	AA+	795,024

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Umatilla County School District 6R Umatilla, Oregon, General Obligation Bonds, Series 2017:
$245	0.000%, 6/15/27 (4)	No Opt. Call	AA+	$275,694
340	0.000%, 6/15/29 (4)	6/27 at 100.00	AA+	378,002
315	0.000%, 6/15/31 (4)	6/27 at 100.00	AA+	346,428
1,000	Umatilla County School District R61Stanfield, Oregon, General Obligation Bonds, Series 2019, 4.000%, 6/15/34	6/29 at 100.00	AA+	1,217,830
1,250	Washington and Clackamas Counties School District 23J Tigard-Tualatin, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/30	6/27 at 100.00	AA+	1,594,462
965	Washington County School District 15, Forest Grove, Oregon, General Obligation Bonds, Series 2012B, 0.000%, 6/15/25	No Opt. Call	AA+	932,528
1,320	Washington County, Oregon, General Obligation Bonds, Full Faith & Credit Obligation Series 2016B, 4.000%, 3/01/31	3/26 at 100.00	Aaa	1,514,146
	Washington Multnomah & Yamhill Counties School District 1J Hillsboro, Oregon, General Obligation Bonds, Series 2017:
990	5.000%, 6/15/31	6/27 at 100.00	Aa1	1,256,736
3,750	5.000%, 6/15/32	6/27 at 100.00	Aa1	4,734,112
1,000	Washington, Clackamas and Yamhill Counties School District 88J Sherwood, Oregon, General Obligation Bonds, Series 2017B, 5.000%, 6/15/30	6/27 at 100.00	AA+	1,275,570
	Yamhill County School District 40, McMinnville, Oregon, General Obligation Bonds, Refunding Series 2016:
1,000	4.000%, 6/15/31	6/26 at 100.00	AA+	1,159,180
1,000	4.000%, 6/15/32	6/26 at 100.00	AA+	1,153,540
195	Yamhill County School District 8 Dayton, Oregon, General Obligation Bonds, Refunding & Project Series 2019, 5.000%, 6/15/33	6/29 at 100.00	AA+	256,277
90,575	Total Tax Obligation/General			110,758,200
	Tax Obligation/Limited – 10.7%
	Beaverton, Oregon, Special Revenue Bonds, Series 2020A:
300	5.000%, 6/01/32	6/30 at 100.00	Aa3	402,039
400	5.000%, 6/01/34	6/30 at 100.00	Aa3	530,364
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
2,260	5.000%, 11/15/28	11/25 at 100.00	BB	2,531,381
500	5.000%, 11/15/29	11/25 at 100.00	BB	558,395
750	Metro, Oregon, Dedicated Tax Revenue Bonds, Oregon Convention Center Hotel, Series 2017, 5.000%, 6/15/30	6/27 at 100.00	Aa3	945,382
	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Refunding Senior Lien Series 2014A:
1,980	5.000%, 11/15/26	11/24 at 100.00	AAA	2,356,398
1,000	5.000%, 11/15/27	11/24 at 100.00	AAA	1,187,790

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Refunding Senior Lien Series 2015A:
$2,000	5.000%, 11/15/27	11/24 at 100.00	AAA	$2,375,580
2,500	5.000%, 11/15/28	11/24 at 100.00	AAA	2,963,750
1,000	Portland, Oregon, River District Urban Renewal and Redevelopment Bonds, Series 2012B, 5.000%, 6/15/23	6/22 at 100.00	Aa3	1,082,730
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
350	0.000%, 7/01/29	7/28 at 98.64	N/R	277,903
2,134	0.000%, 7/01/31	7/28 at 91.88	N/R	1,572,843
595	0.000%, 7/01/33	7/28 at 86.06	N/R	403,309
605	4.500%, 7/01/34	7/25 at 100.00	N/R	640,320
1,600	Seaside, Clatsop County, Oregon, Transient Lodgings Tax Revenue Bonds, Series 2018, 5.000%, 12/15/30	6/28 at 100.00	A3	2,035,840
1,000	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/27	No Opt. Call	A	1,286,980
	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2018A:
1,000	5.000%, 10/01/31	4/28 at 100.00	A	1,260,260
750	4.000%, 10/01/33	4/28 at 100.00	A	867,270
	Tri-County Metropolitan Transportation District, Oregon, Payroll Tax Revenue Bonds, Refunding Senior Lien Series 2016A:
1,000	4.000%, 9/01/31	9/26 at 100.00	AAA	1,166,910
655	4.000%, 9/01/32	9/26 at 100.00	AAA	760,344
	Tri-County Metropolitan Transportation District, Oregon, Payroll Tax Revenue Bonds, Senior Lien Series 2018A:
1,000	5.000%, 9/01/30	9/27 at 100.00	AAA	1,286,390
855	5.000%, 9/01/31	9/27 at 100.00	AAA	1,094,545
340	Tri-County Metropolitan Transportation District, Oregon, Payroll Tax Revenue Bonds, Senior Lien Series 2019A, 5.000%, 9/01/34	9/29 at 100.00	AAA	452,656
24,574	Total Tax Obligation/Limited			28,039,379
	Transportation – 3.5%
	Jackson County, Oregon, Airport Revenue Bonds, Refunding Series 2016:
395	5.000%, 12/01/30 – AGM Insured	6/26 at 100.00	AA	468,802
430	5.000%, 12/01/31 – AGM Insured	6/26 at 100.00	AA	507,912
380	5.000%, 12/01/33 – AGM Insured	6/26 at 100.00	AA	445,162
350	4.000%, 12/01/34 – AGM Insured	6/26 at 100.00	AA	386,152
500	Port of Portland, Oregon, International Airport Revenue Bonds, Refunding Series 2020-26C, 5.000%, 7/01/28 (AMT)	No Opt. Call	AA-	628,930
1,030	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2011, 5.000%, 7/01/23 (AMT)	7/21 at 100.00	AA-	1,067,039

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$1,250	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2015-23, 5.000%, 7/01/28	7/25 at 100.00	AA-	$1,487,812
	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2019-25B:
150	5.000%, 7/01/31 (AMT)	7/29 at 100.00	AA-	188,861
1,850	5.000%, 7/01/33 (AMT)	7/29 at 100.00	AA-	2,295,387
1,500	Port of Portland, Oregon, Portland International Airport Passenger Facility Charge Revenue Bonds, Series 2011A, 5.000%, 7/01/26	7/21 at 100.00	A+	1,551,900
7,835	Total Transportation			9,027,957
	U.S. Guaranteed – 4.4% (5)
1,105	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Series 2014B, 5.000%, 6/15/27 (Pre-refunded 6/15/24)	6/24 at 100.00	AA+	1,303,115
2,000	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/15/30 (Pre-refunded 6/15/25)	6/25 at 100.00	AA+	2,450,620
255	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/01/29 (Pre-refunded 6/01/24) – MUNICIPAL AS Insured	6/24 at 100.00	AA	299,207
525	Clackamas County School District 86, Oregon, General Obligation Bonds, Refunding Series 2012A, 5.000%, 6/15/25 (Pre-refunded 6/15/22)	6/22 at 100.00	AA+	570,103
1,635	Lake County School District 52 Bethel, Oregon, General Obligation Bonds, Series 2013B, 5.000%, 6/15/33 (Pre-refunded 6/15/24)	6/24 at 100.00	Aa1	1,928,139
840	Oregon Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.125%, 9/01/30 (Pre-refunded 9/01/20), 144A	9/20 at 100.00	N/R	840,000
	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2010A:
430	5.000%, 10/01/23 (Pre-refunded 10/01/20)	10/20 at 100.00	BBB+	431,656
500	5.000%, 10/01/24 (Pre-refunded 10/01/20)	10/20 at 100.00	BBB+	501,925
75	Oregon State, General Obligation Bonds, Alternative Energy Series 2011B, 5.000%, 1/01/23 (Pre-refunded 1/01/21) (AMT)	1/21 at 100.00	N/R	76,141
1,715	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2011A, 5.000%, 10/01/26 (Pre-refunded 10/01/21)	10/21 at 100.00	A	1,803,425
1,080	Umatilla County School District 016R Pendleton, Oregon, General Obligation Bonds, Series 2014A, 5.000%, 6/15/29 (Pre-refunded 6/15/24)	6/24 at 100.00	Aa1	1,273,633
10,160	Total U.S. Guaranteed			11,477,964
	Utilities – 1.5%
	Central Lincoln Peoples Utility District, Oregon, Electric Revenue Bonds, Series 2016:
500	3.500%, 12/01/29	12/25 at 100.00	AA-	560,490
350	5.000%, 12/01/33	12/25 at 100.00	AA-	423,664
350	5.000%, 12/01/34	12/25 at 100.00	AA-	423,266
500	Emerald Peoples Utility District, Oregon, Electric System Revenue Bonds, Refunding Series 2013, 5.000%, 11/01/22 – AGM Insured	No Opt. Call	A1	550,565

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Eugene, Oregon, Electric Utility Revenue Bonds, Series 2020A:
$250	4.000%, 8/01/32	8/30 at 100.00	Aa2	$313,820
650	4.000%, 8/01/33	8/30 at 100.00	Aa2	810,933
250	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/21 – AGM Insured	No Opt. Call	AA	260,828
525	Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric Revenue Bonds, Tribal Economic Development Bond Pelton Round Butte Project, Taxable Refunding Green Series 2019B, 5.000%, 11/01/33, 144A	5/29 at 100.00	A3	646,495
3,375	Total Utilities			3,990,061
	Water and Sewer – 8.7%
1,295	Albany, Oregon, General Obligation Bonds, Refunding Series 2013, 5.000%, 8/01/25	8/23 at 100.00	Aa3	1,465,331
270	Clackamas River Water, Oregon, Water Revenue Bonds, Series 2016, 5.000%, 11/01/33	5/25 at 100.00	AA-	322,129
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016:
1,065	5.000%, 7/01/28	7/26 at 100.00	A-	1,263,335
1,120	5.000%, 7/01/29	7/26 at 100.00	A-	1,322,709
1,180	5.000%, 7/01/30	7/26 at 100.00	A-	1,387,314
2,000	Portland, Oregon, Sewer System Revenue Bonds, Refunding Second Lien Series 2019A, 5.000%, 3/01/32	9/29 at 100.00	AA	2,679,940
1,880	Portland, Oregon, Sewer System Revenue Bonds, Second Lien Series 2018A, 4.500%, 5/01/30	5/26 at 100.00	AA	2,269,498
2,500	Portland, Oregon, Water System Revenue Bonds, Refunding First Lien Series 2016A, 4.000%, 4/01/33	4/26 at 100.00	Aaa	2,861,775
3,000	Portland, Oregon, Water System Revenue Bonds, Second Lien Series 2019A, 5.000%, 5/01/34	11/29 at 100.00	Aa1	3,990,600
	Redmond, Oregon, Water Revenue Bonds, Series 2010:
450	4.500%, 6/01/25	9/20 at 100.00	Aa3	450,972
5	4.500%, 6/01/30	9/20 at 100.00	Aa3	5,011
1,000	Sunrise Water Authority, Oregon, Water Revenue Bonds, Refunding Series 2014, 4.000%, 3/01/23	No Opt. Call	AA	1,091,770
	Tigard, Washington County, Oregon, Water System Revenue Bonds, Series 2012:
1,435	5.000%, 8/01/26	8/22 at 100.00	AA-	1,560,118
1,915	5.000%, 8/01/30	8/22 at 100.00	AA-	2,080,054
19,115	Total Water and Sewer			22,750,556
$213,399	Total Long-Term Investments (cost $233,642,739)			251,246,988
	Other Assets Less Liabilities – 3.9%			10,326,136
	Net Assets – 100%			$261,573,124

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$251,246,988	$ —	$251,246,988

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax